UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Lawrence B. Stoller, Vice President, Secretary, and Chief Legal Officer
90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2022

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Emerging Markets Bond Fund

Emerging Markets Corporate Debt Fund

Global Bond Fund

For the six-month period ended June 30, 2022

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector Allocation

Schedules of Investments:

9	Emerging Markets Bond Fund

24	Emerging Markets Corporate Debt Fund

43	Global Bond Fund

64	Statements of Assets and Liabilities

68	Statements of Operations

70	Statements of Changes in Net Assets

74	Financial Highlights

86	Notes to Financial Statements

111	Supplemental Information to Shareholders

Lord Abbett Global Fund, Inc.

Lord Abbett Emerging Markets Bond Fund,

Lord Abbett Emerging Markets Corporate Debt Fund,
and Lord Abbett Global Bond Fund
Semiannual Report

For the six-month period ended June 30, 2022

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended June 30, 2022. For additional information about the Funds, please visit our website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 through June 30, 2022).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/22 – 6/30/22” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Emerging Markets Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
	1/1/22	6/30/22	1/1/22 - 6/30/22
Class A
Actual	$1,000.00	$ 810.40	$4.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.23	$4.61
Class C
Actual	$1,000.00	$ 807.00	$7.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.01	$7.85
Class F
Actual	$1,000.00	$ 811.20	$3.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.27	$3.56
Class F3
Actual	$1,000.00	$ 810.80	$3.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.32	$3.51
Class I
Actual	$1,000.00	$ 810.80	$3.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.22	$3.61
Class R3
Actual	$1,000.00	$ 808.80	$5.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.79	$6.06
Class R4
Actual	$1,000.00	$ 809.80	$4.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.98	$4.86
Class R5
Actual	$1,000.00	$ 810.90	$3.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.47	$3.36
Class R6
Actual	$1,000.00	$ 810.80	$3.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.27	$3.56

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.92% for Class A, 1.57% for Class C, 0.71% for Class F, 0.70% for Class F3, 0.72% for Class I, 1.21% for Class R3, 0.97% for Class R4, 0.67% for Class R5 and 0.71% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2022

Sector*	%**
Basic Materials	1.32%
Communications	0.66%
Consumer, Non-cyclical	1.57%
Energy	14.79%
Financial	5.39%
Foreign Government	62.96%
Industrial	0.57%
Technology	0.64%
U.S. Government	1.58%
Technology	3.83%
Repurchase Agreements	6.69%
Total	100.00%

*	A sector may comprise of several industries
**	Represents percent of total investments.

Emerging Markets Corporate Debt Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
	1/1/22	6/30/22	1/1/22 - 6/30/22
Class A
Actual	$1,000.00	$ 856.40	$4.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.26
Class C
Actual	$1,000.00	$ 853.20	$7.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.46	$8.40
Class F
Actual	$1,000.00	$ 856.30	$4.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.08	$4.76
Class F3*
Actual	$1,000.00	$ 857.90	$3.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.37	$3.46
Class I
Actual	$1,000.00	$ 856.50	$3.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.63	$4.21
Class R3
Actual	$1,000.00	$ 854.50	$6.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.10	$6.76
Class R4
Actual	$1,000.00	$ 855.50	$5.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.34	$5.51
Class R5
Actual	$1,000.00	$ 857.30	$3.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26
Class R6
Actual	$1,000.00	$ 857.40	$3.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.37	$3.46

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.05% for Class A, 1.68% for Class C, 0.95% for Class F, 0.69% for Class F3, 0.84% for Class I, 1.35% for Class R3, 1.10% for Class R4, 0.85% for Class R5 and 0.69% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.71% for Class F3. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

		Hypothetical
		(5% Return
	Actual	Before Expenses)
Class F3	$3.27	$3.56

Portfolio Holdings Presented by Sector

June 30, 2022

Sector*	%**
Basic Materials	12.73%
Communications	7.56%
Consumer, Cyclical	1.55%
Consumer, Non-cyclical	6.85%
Diversified	1.14%
Energy	21.01%
Foreign Government	1.61%
Financial	21.33%
Industrials	2.91%
Technology	1.67%
U.S. Government	3.22%
Utilities	13.20%
Repurchase Agreements	5.22%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Global Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
	1/1/22	6/30/22	1/1/22 - 6/30/22
Class A
Actual	$1,000.00	$ 844.10	$3.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.93	$3.91
Class C
Actual	$1,000.00	$ 841.50	$6.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.00
Class F
Actual	$1,000.00	$ 844.10	$2.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.92	$2.91
Class F3
Actual	$1,000.00	$ 845.00	$2.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.97	$2.86
Class I
Actual	$1,000.00	$ 845.00	$2.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.92	$2.91
Class R3
Actual	$1,000.00	$ 842.90	$4.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.44	$5.41
Class R4
Actual	$1,000.00	$ 843.10	$3.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.68	$4.16
Class R5
Actual	$1,000.00	$ 845.00	$2.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.92	$2.91
Class R6
Actual	$1,000.00	$ 845.00	$2.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.97	$2.86

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.78% for Class A, 1.40% for Class C, 0.58% for Class F, 0.57% for Class F3, 0.58% for Class I, 1.08% for Class R3, 0.83% for Class R4, 0.58% for Class R5 and 0.57% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2022

Sector*	%**
Asset Backed Securities	7.28%
Basic Materials	1.94%
Communications	4.88%
Consumer, Cyclical	5.51%
Consumer, Non-cyclical	5.80%
Energy	6.42%
Financial	13.68%
Foreign Government	21.50%
Industrial	5.92%
Mortgage Securities	3.37%
Municipal	0.95%
Technology	1.45%
U.S. Government	15.04%
Utilities	3.08%
Repurchase Agreements	3.18%
Total	100.00%

*	A sector may comprise of several industries
**	Represents percent of total investments.

Schedule of Investments (unaudited)

EMERGING MARKETS BOND FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 92.19%

CORPORATE BONDS 30.19%

Bahrain 1.72%
Sovereign
CBB International Sukuk Co. 6 Spc†	5.25%		3/20/2025	$1,680,000	$1,667,200
CBB International Sukuk Programme Co. WLL†	6.25%		11/14/2024	1,050,000	1,069,179
Total Bahrain					2,736,379

Brazil 1.46%
Banks 0.81%
Banco do Brasil SA†	3.25%		9/30/2026	850,000	769,365
Itau Unibanco Holding SA†	4.50% (5 Yr. Treasury CMT + 2.82%	)#	11/21/2029	550,000	517,129
					1,286,494

Media 0.30%
Globo Comunicacao e Participacoes SA†	4.875%		1/22/2030	600,000	470,136

Water 0.35%
Aegea Finance Sarl†	6.75%		5/20/2029	600,000	563,512
Total Brazil					2,320,142

Chile 1.60%
Banks 0.27%
Banco del Estado de Chile†	2.704%		1/9/2025	450,000	426,757

Chemicals 0.18%
Sociedad Quimica y Minera de Chile SA†	3.50%		9/10/2051	380,000	281,453

Electric 0.22%
Alfa Desarrollo SpA†	4.55%		9/27/2051	498,652	359,254

Mining 0.42%
Corp. Nacional del Cobre de Chile†	3.00%		9/30/2029	575,000	501,874
Corp. Nacional del Cobre de Chile†	3.15%		1/15/2051	250,000	171,671
					673,545

Oil & Gas 0.51%
Empresa Nacional del Petroleo†	3.45%		9/16/2031	1,000,000	809,405
Total Chile					2,550,414

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
China 0.79%
Engineering & Construction 0.30%
China Railway Xunjie Co. Ltd.	3.25%	7/28/2026	$500,000	$485,964

Internet 0.26%
Prosus NV†	3.832%	2/8/2051	675,000	407,741

Investment Companies 0.13%
Huarong Finance 2019 Co. Ltd.	3.375%	2/24/2030	270,000	203,512

Telecommunications 0.10%
Xiaomi Best Time International Ltd.†	4.10%	7/14/2051	230,000	154,924
Total China				1,252,141

Colombia 0.57%
Oil & Gas 0.27%
Ecopetrol SA	5.875%	11/2/2051	650,000	426,319

Pipelines 0.30%
AI Candelaria Spain SA†	5.75%	6/15/2033	437,000	320,577
Oleoducto Central SA†	4.00%	7/14/2027	200,000	167,180
				487,757
Total Colombia				914,076

India 1.41%
Commercial Services 0.49%
Adani Ports & Special Economic Zone Ltd.†	3.10%	2/2/2031	1,000,000	781,006

Diversified Financial Services 0.17%
Power Finance Corp. Ltd.†	3.95%	4/23/2030	300,000	266,315

Oil & Gas 0.49%
Reliance Industries Ltd.†	2.875%	1/12/2032	950,000	789,069

Transportation 0.26%
Indian Railway Finance Corp. Ltd.	2.80%	2/10/2031	500,000	407,518
Total India				2,243,908

Indonesia 2.70%
Coal 0.30%
Indika Energy Capital IV Pte Ltd.	8.25%	10/22/2025	500,000	484,625

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Indonesia (continued)
Electric 1.12%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara†	3.00%		6/30/2030	$600,000	$492,939
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara†	4.00%		6/30/2050	560,000	390,505
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara†	4.125%		5/15/2027	930,000	895,036
					1,778,480

Mining 0.41%
Freeport Indonesia PT†	5.315%		4/14/2032	229,000	208,734
Indonesia Asahan Aluminium Persero PT†	5.45%		5/15/2030	480,000	451,255
					659,989

Oil & Gas 0.87%
Pertamina Persero PT†	3.10%		1/21/2030	900,000	793,665
Pertamina Persero PT†	5.625%		5/20/2043	630,000	587,972
					1,381,637
Total Indonesia					4,304,731

Israel 0.37%
Banks
Bank Hapoalim BM†	3.255% (5 Yr. Treasury CMT + 2.16%	)#	1/21/2032	480,000	412,800
Bank Leumi Le-Israel BM†	3.275% (5 Yr. Treasury CMT + 1.63%	)#	1/29/2031	200,000	176,500
Total Israel					589,300

Jamaica 0.27%
Commercial Services
TransJamaican Highway Ltd.†	5.75%		10/10/2036	488,078	428,661

Kazakhstan 1.95%
Banks 0.25%
Development Bank of Kazakhstan JSC†	5.75%		5/12/2025	400,000	399,844

Oil & Gas 1.09%
KazMunayGas National Co. JSC†	4.75%		4/19/2027	700,000	630,532
KazMunayGas National Co. JSC†	6.375%		10/24/2048	300,000	249,663
Tengizchevroil Finance Co. International Ltd.†	3.25%		8/15/2030	1,120,000	856,027
					1,736,222

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Kazakhstan (continued)
Pipelines 0.61%
KazTransGas JSC†	4.375%		9/26/2027		$1,100,000	$976,360
Total Kazakhstan						3,112,426

Kuwait 0.30%
Banks
NBK Tier 1 Financing 2 Ltd.†	4.50% (6 Yr. Swap rate + 2.83%	)#	–	(a)	500,000	472,025

Malaysia 2.28%
Oil & Gas
Petronas Capital Ltd.†	2.48%		1/28/2032		1,600,000	1,364,408
Petronas Capital Ltd.†	3.404%		4/28/2061		1,800,000	1,356,895
Petronas Energy Canada Ltd.†	2.112%		3/23/2028		1,000,000	902,379
Total Malaysia						3,623,682

Mexico 3.18%
Banks 0.50%
Banco Nacional de Comercio Exterior SNC†	2.72% (5 Yr. Treasury CMT + 2.00%	)#	8/11/2031		420,000	370,234
BBVA Bancomer SA†	5.125% (5 Yr. Treasury CMT + 2.65%	)#	1/18/2033		500,000	424,235
						794,469

Electric 0.64%
Comision Federal de Electricidad†	3.348%		2/9/2031		625,000	479,403
Comision Federal de Electricidad†	4.677%		2/9/2051		800,000	539,988
						1,019,391

Oil & Gas 2.04%
Petroleos Mexicanos	5.35%		2/12/2028		750,000	597,165
Petroleos Mexicanos	6.50%		6/2/2041		1,175,000	735,374
Petroleos Mexicanos	6.70%		2/16/2032		2,502,000	1,913,029
						3,245,568
Total Mexico						5,059,428

Morocco 0.29%
Chemicals
OCP SA†	5.125%		6/23/2051		700,000	466,644

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oman 0.71%
Electric
OmGrid Funding Ltd.†	5.196%	5/16/2027	$1,200,000	$1,138,310

Panama 0.63%
Banks 0.25%
Banco Nacional de Panama†	2.50%	8/11/2030	500,000	398,050

Electric 0.11%
AES Panama Generation Holdings SRL†	4.375%	5/31/2030	200,000	171,404

Multi-National 0.27%
Banco Latinoamericano de Comercio Exterior SA†	2.375%	9/14/2025	478,000	435,180
Total Panama				1,004,634

Paraguay 0.16%
Banks
Banco Continental SAECA†	2.75%	12/10/2025	300,000	255,521

Peru 0.90%
Banks 0.66%
Banco Internacional del Peru SAA Interbank†	3.25%	10/4/2026	590,000	542,661
Banco Internacional del Peru SAA Interbank†	3.375%	1/18/2023	520,000	518,773
				1,061,434

Oil & Gas 0.24%
Hunt Oil Co. of Peru LLC Sucursal Del Peru†	6.375%	6/1/2028	412,200	378,194
Total Peru				1,439,628

Qatar 1.17%
Oil & Gas
Qatar Energy†	2.25%	7/12/2031	1,500,000	1,283,805
Qatar Petroleum†	3.30%	7/12/2051	750,000	580,963
Total Qatar				1,864,768

Russia 0.54%
Oil & Gas
Gazprom PJSC Via Gaz Capital SA†	4.95%	2/6/2028	700,000	220,500
Lukoil Capital DAC†	3.60%	10/26/2031	200,000	106,000
Lukoil Securities BV†	3.875%	5/6/2030	1,000,000	530,000
Total Russia				856,500

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Saudi Arabia 0.77%
Oil & Gas 0.40%
SAGlobal Sukuk Ltd.†	1.602%	6/17/2026	$240,000	$219,181
Saudi Arabian Oil Co.	2.25%	11/24/2030	300,000	256,026
Saudi Arabian Oil Co.†	3.25%	11/24/2050	225,000	163,939
				639,146

Pipelines 0.37%
EIG Pearl Holdings Sarl†	3.545%	8/31/2036	685,000	586,556
Total Saudi Arabia				1,225,702

South Africa 0.32%
Electric
Eskom Holdings SOC Ltd.†	7.125%	2/11/2025	600,000	507,546

South Korea 2.56%
Electric 0.75%
Korea East-West Power Co. Ltd.†	3.60%	5/6/2025	495,000	490,303
Korea Electric Power Corp.†	4.00%	6/14/2027	700,000	701,121
				1,191,424

Energy-Alternate Sources 0.32%
Hanwha Energy USA Holdings Corp.†	4.125%	7/5/2025	500,000	503,579

Oil & Gas 0.86%
Korea National Oil Corp.†	2.125%	4/18/2027	1,500,000	1,377,495

Semiconductors 0.63%
SK Hynix, Inc.†	2.375%	1/19/2031	1,270,000	1,001,807
Total South Korea				4,074,305

Supranational 0.28%
Multi-National
African Export-Import Bank (The)†	2.634%	5/17/2026	500,000	442,525

Thailand 0.53%
Oil & Gas
Thaioil Treasury Center Co. Ltd.†	3.50%	10/17/2049	1,300,000	845,882

Turkey 0.74%
Banks
Turkiye Garanti Bankasi AS†	5.875%	3/16/2023	1,200,000	1,184,364

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Ukraine 0.10%
Agriculture
MHP Lux SA†	6.25%	9/19/2029	$300,000	$151,710

United Arab Emirates 1.76%
Commercial Services 0.70%
DP World Crescent Ltd.	3.875%	7/18/2029	1,200,000	1,114,056

Energy-Alternate Sources 0.35%
Sweihan PV Power Co. PJSC†	3.625%	1/31/2049	670,000	557,460

Investment Companies 0.21%
MDGH GMTN RSC Ltd.†	3.70%	11/7/2049	400,000	341,232

Pipelines 0.50%
Galaxy Pipeline Assets Bidco Ltd.†	3.25%	9/30/2040	1,000,000	792,538
Total United Arab Emirates				2,805,286

United States 0.13%
Oil & Gas
Citgo Holding, Inc.†	9.25%	8/1/2024	208,000	201,619
Total Corporate Bonds (cost $56,651,405)				48,072,257

FOREIGN GOVERNMENT OBLIGATIONS 60.44%

Angola 1.69%
Angolan Government International Bond†	9.125%	11/26/2049	1,450,000	1,031,602
Republic of Angola†	8.25%	5/9/2028	2,000,000	1,667,200
Total Angola				2,698,802

Argentina 1.14%
Argentine Republic Government International Bond	1.125%	7/9/2035	2,950,000	639,041
Argentine Republic Government International Bond	2.00%	1/9/2038	2,077,038	593,981
Argentine Republic Government International Bond	2.50%	7/9/2041	2,150,000	579,876
Total Argentina				1,812,898

Bahrain 1.25%
Kingdom of Bahrain†	5.45%	9/16/2032	1,550,000	1,304,331
Kingdom of Bahrain†	6.00%	9/19/2044	300,000	223,563
Kingdom of Bahrain†	7.00%	1/26/2026	450,000	463,857
Total Bahrain				1,991,751

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Bermuda 0.17%
Bermuda Government International Bond†	2.375%	8/20/2030	$320,000	$268,769

Brazil 1.65%
Federal Republic of Brazil	3.75%	9/12/2031	1,650,000	1,347,317
Federal Republic of Brazil	4.75%	1/14/2050	1,431,000	973,840
Federal Republic of Brazil	5.00%	1/27/2045	436,000	312,472
Total Brazil				2,633,629

Chile 1.30%
Chile Government International Bond	2.45%	1/31/2031	850,000	726,884
Chile Government International Bond	3.10%	5/7/2041	1,050,000	801,518
Chile Government International Bond	3.50%	1/25/2050	700,000	537,333
Total Chile				2,065,735

Colombia 3.32%
Colombia Government International Bond	5.20%	5/15/2049	1,000,000	680,799
Republic of Colombia	3.00%	1/30/2030	1,305,000	995,457
Republic of Colombia	3.25%	4/22/2032	1,275,000	924,484
Republic of Colombia	3.875%	4/25/2027	860,000	761,952
Republic of Colombia	4.125%	5/15/2051	1,250,000	751,803
Republic of Colombia	5.00%	6/15/2045	1,735,000	1,166,006
Total Colombia				5,280,501

Costa Rica 0.87%
Costa Rica Government†	4.375%	4/30/2025	640,000	619,722
Costa Rica Government†	5.625%	4/30/2043	662,000	498,392
Costa Rica Government†	6.125%	2/19/2031	285,000	266,703
Total Costa Rica				1,384,817

Dominican Republic 2.95%
Dominican Republic†	4.50%	1/30/2030	1,428,000	1,150,351
Dominican Republic†	5.30%	1/21/2041	750,000	522,407
Dominican Republic†	5.875%	1/30/2060	1,300,000	892,796
Dominican Republic†	5.95%	1/25/2027	1,225,000	1,172,500
Dominican Republic†	6.40%	6/5/2049	575,000	430,981
Dominican Republic International Bond†	5.50%	2/22/2029	600,000	523,794
Total Dominican Republic				4,692,829

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Ecuador 1.98%
Ecuador Government International Bond†	Zero Coupon	7/31/2030	$796,229	$332,758
Ecuador Government International Bond†	0.50%	7/31/2040	2,969,650	1,219,472
Ecuador Government International Bond†	1.00%	7/31/2035	1,275,000	617,807
Ecuador Government International Bond†	5.00%	7/31/2030	1,507,550	981,825
Total Ecuador				3,151,862

Egypt 2.49%
Republic of Egypt†	3.875%	2/16/2026	3,400,000	2,491,894
Republic of Egypt†	7.30%	9/30/2033	1,000,000	644,753
Republic of Egypt†	7.903%	2/21/2048	920,000	528,834
Republic of Egypt†	8.75%	9/30/2051	500,000	302,597
Total Egypt				3,968,078

El Salvador 0.46%
El Salvador Government International Bond†	8.25%	4/10/2032	1,575,000	541,223
Republic of EI Salvador†	6.375%	1/18/2027	550,000	188,523
Total El Salvador				729,746

Gabon 0.38%
Gabon Government International Bond†	7.00%	11/24/2031	832,000	609,365

Ghana 0.97%
Republic of Ghana†	6.375%	2/11/2027	1,625,000	936,374
Republic of Ghana†	7.625%	5/16/2029	730,000	360,021
Republic of Ghana†	8.625%	4/7/2034	500,000	243,340
Total Ghana				1,539,735

Guatemala 0.69%
Republic of Guatemala†	4.375%	6/5/2027	625,000	585,980
Republic of Guatemala†	6.125%	6/1/2050	600,000	505,857
Total Guatemala				1,091,837

Indonesia 2.32%
Indonesia Government International Bond	1.85%	3/12/2031	1,600,000	1,302,289
Indonesia Government International Bond	3.05%	3/12/2051	1,700,000	1,304,722
Indonesia Government International Bond	3.50%	2/14/2050	500,000	397,486
Perusahaan Penerbit SBSN Indonesia III†	4.70%	6/6/2032	700,000	689,252
Total Indonesia				3,693,749

Ivory Coast 0.31%
Ivory Coast Government International Bond†	5.75%	12/31/2032	572,856	498,041

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Jamaica 0.24%
Jamaica Government International Bond	6.75%	4/28/2028		$375,000	$387,987

Jordan 0.25%
Kingdom of Jordan†	5.85%	7/7/2030		500,000	397,410

Kazakhstan 0.72%
Republic of Kazakhstan†(b)	1.50%	9/30/2034	EUR	500,000	380,763
Republic of Kazakhstan†	4.875%	10/14/2044		$915,000	764,554
Total Kazakhstan					1,145,317

Kenya 0.63%
Republic of Kenya†	6.30%	1/23/2034		1,000,000	626,945
Republic of Kenya†	7.00%	5/22/2027		500,000	376,182
Total Kenya					1,003,127

Lebanon 0.08%
Republic of Lebanon(c)	6.65%	2/26/2030		1,948,000	124,185

Mexico 2.17%
Mexico Government International Bond	4.40%	2/12/2052		1,188,000	897,276
United Mexican States	2.659%	5/24/2031		2,364,000	1,951,431
United Mexican States	3.771%	5/24/2061		930,000	605,767
Total Mexico					3,454,474

Mongolia 0.50%
Development Bank of Mongolia LLC†	7.25%	10/23/2023		822,000	795,285

Morocco 0.60%
Morocco Government International Bond†	3.00%	12/15/2032		970,000	667,886
Morocco Government International Bond†	4.00%	12/15/2050		500,000	293,750
Total Morocco					961,636

Nigeria 1.75%
Republic of Nigeria†	6.50%	11/28/2027		2,150,000	1,643,718
Republic of Nigeria†	7.375%	9/28/2033		1,730,000	1,135,859
Total Nigeria					2,779,577

Oman 2.86%
Oman Government International Bond†	4.75%	6/15/2026		3,550,000	3,391,652
Oman Government International Bond†	6.25%	1/25/2031		300,000	290,514
Oman Government International Bond†	6.75%	1/17/2048		1,000,000	865,550
Total Oman					4,547,716

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Pakistan 0.24%
Republic of Pakistan	7.375%	4/8/2031		$600,000	$381,456

Panama 2.53%
Panama Government International Bond	4.30%	4/29/2053		925,000	728,810
Republic of Panama	2.252%	9/29/2032		1,300,000	1,016,805
Republic of Panama	3.87%	7/23/2060		1,010,000	716,932
Republic of Panama	4.50%	4/16/2050		1,475,000	1,203,955
Republic of Panama	4.50%	4/1/2056		460,000	366,210
Total Panama					4,032,712

Paraguay 0.59%
Paraguay Government International Bond†	3.849%	6/28/2033		500,000	408,810
Republic of Paraguay†	5.40%	3/30/2050		675,000	525,693
Total Paraguay					934,503

Peru 1.64%
Republic of Peru	1.862%	12/1/2032		1,000,000	760,608
Republic of Peru	2.78%	12/1/2060		465,000	288,981
Republic of Peru	3.00%	1/15/2034		1,900,000	1,563,330
Total Peru					2,612,919

Philippines 2.26%
Philippine Government International Bond	2.65%	12/10/2045		2,800,000	1,953,671
Philippine Government International Bond	3.229%	3/29/2027		1,700,000	1,649,708
Total Philippines					3,603,379

Qatar 3.38%
State of Qatar†	3.25%	6/2/2026		2,359,000	2,330,149
State of Qatar†	4.00%	3/14/2029		1,650,000	1,666,710
State of Qatar	4.40%	4/16/2050		500,000	478,470
State of Qatar†	4.40%	4/16/2050		950,000	909,093
Total Qatar					5,384,422

Romania 0.39%
Romanian Government International Bond†(b)	2.625%	12/2/2040	EUR	1,000,000	612,763

Russia 0.47%
Russian Federation†	4.25%	6/23/2027		$800,000	220,000
Russian Federation†	5.25%	6/23/2047		2,000,000	530,000
Total Russia					750,000

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Saudi Arabia 3.11%
KSA Sukuk Ltd.†	2.25%		5/17/2031		$1,000,000	$864,306
Saudi International Bond†	3.25%		11/17/2051		500,000	377,970
Saudi International Bond†	3.45%		2/2/2061		2,700,000	2,027,627
Saudi International Bond†	3.625%		3/4/2028		1,702,000	1,682,182
Total Saudi Arabia						4,952,085

Senegal 0.62%
Republic of Senegal†	6.25%		5/23/2033		1,100,000	847,000
Senegal Government International Bond†(b)	5.375%		6/8/2037	EUR	220,000	145,101
Total Senegal						992,101

South Africa 2.50%
Republic of South Africa	4.30%		10/12/2028		$2,870,000	2,458,786
South Africa Government International Bond	5.75%		9/30/2049		2,210,000	1,516,071
Total South Africa						3,974,857

Sri Lanka 0.89%
Republic of Sri Lanka†	5.75%		4/18/2023		1,531,000	496,837
Republic of Sri Lanka†	6.75%		4/18/2028		1,130,000	364,701
Republic of Sri Lanka†	7.55%		3/28/2030		550,000	178,122
Sri Lanka Government International Bond†	5.875%		7/25/2022		920,000	384,641
Total Sri Lanka						1,424,301

Tunisia 0.08%
Banque Centrale de Tunisie International Bond	5.75%		1/30/2025		240,000	134,143

Turkey 3.34%
Republic of Turkey	4.25%		4/14/2026		2,100,000	1,693,530
Republic of Turkey	5.25%		3/13/2030		1,445,000	1,035,913
Republic of Turkey	5.75%		5/11/2047		1,250,000	772,919
Republic of Turkey	5.95%		1/15/2031		500,000	364,323
Republic of Turkey	6.35%		8/10/2024		1,040,000	964,038
Turkiye Ihracat Kredi Bankasi AS†	5.75%		7/6/2026		580,000	486,011
Total Turkey						5,316,734

Ukraine 0.40%
Ukraine Government†	7.253%		3/15/2033		730,000	183,414
Ukraine Government†	7.375%		9/25/2032		1,606,000	402,375
Ukraine Government International Bond	1.258%	#	5/31/2040		230,000	58,325
Total Ukraine						644,114

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
United Arab Emirates 2.55%
Abu Dhabi Government International Bond†	1.70%	3/2/2031	$1,989,000	$1,673,879
Abu Dhabi Government International Bond†	1.875%	9/15/2031	1,000,000	850,540
Abu Dhabi Government International Bond†	3.125%	9/30/2049	1,000,000	778,844
UAE International Government Bond†	3.25%	10/19/2061	1,000,000	758,350
Total United Arab Emirates				4,061,613

Uruguay 1.71%
Republic of Uruguay	4.375%	1/23/2031	400,000	405,125
Republic of Uruguay	4.975%	4/20/2055	1,428,000	1,414,635
Republic of Uruguay	5.10%	6/18/2050	896,000	903,477
Total Uruguay				2,723,237
Total Foreign Government Obligations (cost $130,362,912)				96,244,197

U.S. TREASURY OBLIGATIONS 1.56%
U.S. Treasury Bill (cost $2,488,124)	Zero Coupon	7/26/2022	2,490,000	2,488,240
Total Long-Term Investments (cost $189,502,441)				146,804,694

SHORT-TERM INVESTMENTS 6.61%

REPURCHASE AGREEMENTS 6.61%
Repurchase Agreement dated 6/30/2022, 0.55% due 7/1/2022 with Fixed Income Clearing Corp. collateralized by $11,517,300 of U.S. Treasury Note at 0.50% due 3/31/2025; value: $10,734,402; proceeds: $10,524,024 (cost $10,523,863)			10,523,863	10,523,863
Total Investments in Securities 98.80% (cost $200,026,304)				157,328,557
Other Assets and Liabilities – Net(d) 1.20%				1,918,111
Net Assets 100.00%				$159,246,668

EUR	Euro.
CMT	Constant Maturity Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2022, the total value of Rule 144A securities was $96,098,739, which represents 60.34% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2022.
(a)	Security is perpetual in nature and has no stated maturity.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Defaulted (non-income producing security).
(d)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2022

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at June 30, 2022:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Bank of America	2.543%	CPI Urban Consumer NSA	3/2/2052	$700	$17	(1)

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Depreciation
Bank of America	2.865%	CPI Urban Consumer NSA	2/28/2032	$281,000		$(662)
Bank of America	2.543%	CPI Urban Consumer NSA	3/2/2052	56,000	(4,033	)(1)
Unrealized Depreciation on CPI Centrally Cleared Swaps						$(4,695)

(1)	Includes upfront payments of $(35) and 2,602, respectively.

Open Forward Foreign Currency Exchange Contracts at June 30, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Toronto Dominion Bank	9/12/2022	109,000	$114,371	$114,785	$414
Euro	Sell	State Street Bank and Trust	9/12/2022	1,232,000	1,327,167	1,297,387	29,780
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$30,194

Open Futures Contracts at June 30, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
Euro-Bund	September 2022	8	Short	EUR (1,190,240)	EUR (1,208,760)	$19,408
Euro-Buxl	September 2022	2	Short	(327,120)	(342,076)	15,673
U.S. 10-Year Ultra Treasury Note	September 2022	110	Short	$(14,210,898)	$(14,011,250)	199,648
U.S. 5-Year Treasury Note	September 2022	19	Short	(2,135,831)	(2,132,750)	3,081
U.S. Ultra Treasury Bond	September 2022	42	Short	(6,617,432)	(6,482,438)	134,994
Total Unrealized Appreciation on Open Futures Contracts						$372,804

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2022	39	Long	$8,236,943	$8,190,609	$(46,334)
U.S. Long Bond	September 2022	127	Long	17,898,363	17,605,375	(292,988)
Total Unrealized Depreciation on Open Futures Contracts						$(339,322)

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS BOND FUND June 30, 2022

Reverse Repurchase Agreements payable as of June 30, 2022

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
Barclays Capital, Inc.	126,750	$200,000 Principal, Republic Of Sri Lanka At 5.875% Due 7/31/2022, $83,620 Fair Value	(5.00%)	02/03/2022	On Demand	$126,592

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreement is presented net of interest receivable of $158.

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$48,072,257	$–	$48,072,257
Foreign Government Obligations	–	96,244,197	–	96,244,197
U.S. Treasury Obligations	–	2,488,240	–	2,488,240
Short-Term Investments
Repurchase Agreements	–	10,523,863	–	10,523,863
Total	$–	$157,328,557	$–	$157,328,557

Other Financial Instruments
Centrally Cleared CPI Swap Contracts
Assets	$–	$17	$–	$17
Liabilities	–	(4,695)	–	(4,695)
Forward Foreign Currency Exchange Contracts
Assets	–	30,194	–	30,194
Liabilities	–	–	–	–
Futures Contracts
Assets	372,804	–	–	372,804
Liabilities	(339,322)	–	–	(339,322)
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(126,592)	–	(126,592)
Total	$33,482	$(101,076)	$–	$(67,594)

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2022

Investments			Shares	Fair Value
LONG-TERM INVESTMENTS 93.95%

COMMON STOCKS 0.19%

China 0.06%
Internet & Catalog Retail
Alibaba Group Holding Ltd. ADR*			331	$37,628

United States 0.13%
Chemicals 0.09%
Mosaic Co. (The)			1,291	60,974

Food Products 0.04%
Archer-Daniels-Midland Co.			412	31,971
Total United States				92,945
Total Common Stocks (cost $145,497)				130,573

	Interest Rate	Maturity Date	Principal Amount

CONVERTIBLE BONDS 0.76%

China 0.42%
Internet
iQIYI, Inc.	4.00%	12/15/2026	$108,000	72,306
Pinduoduo, Inc.	Zero Coupon	12/1/2025	49,000	43,292
Weibo Corp.	1.25%	11/15/2022	180,000	177,525

United Arab Emirates 0.27%
Oil & Gas
Abu Dhabi National Oil Co.	0.70%	6/4/2024	200,000	185,000

United States 0.07%
Airlines
JetBlue Airways Corp.	0.50%	4/1/2026	70,000	51,835
Total Convertible Bonds (cost $573,077)				529,958

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
CORPORATE BONDS 88.56%

Argentina 2.05%
Electric 0.70%
Pampa Energia SA†	7.50%	1/24/2027	$200,000	$166,338
Pampa Energia SA†	9.125%	4/15/2029	400,000	322,594
				488,932

Energy-Alternate Sources 0.50%
YPF Energia Electrica SA†	10.00%	7/25/2026	392,000	347,973

Oil & Gas 0.85%
YPF SA†	6.95%	7/21/2027	1,035,000	588,780
Total Argentina				1,425,685

Brazil 5.04%
Airlines 0.22%
Azul Investments LLP†	5.875%	10/26/2024	200,000	152,040

Chemicals 0.55%
Braskem Netherlands Finance BV†	4.50%	1/31/2030	450,000	385,015

Commercial Services 0.33%
Movida Europe SA†	5.25%	2/8/2031	300,000	232,920

Diversified Financial Services 0.51%
XP, Inc.†	3.25%	7/1/2026	400,000	353,200

Forest Products & Paper 0.21%
Suzano Austria GmbH	3.125%	1/15/2032	192,000	144,993

Health Care-Services 0.37%
Rede D’or Finance Sarl	4.50%	1/22/2030	300,000	253,742

Internet 0.22%
B2W Digital Lux Sarl†	4.375%	12/20/2030	200,000	151,715

Iron-Steel 1.18%
CSN Inova Ventures†	6.75%	1/28/2028	200,000	174,788
CSN Resources SA†	4.625%	6/10/2031	200,000	142,329
Vale Overseas Ltd.	3.75%	7/8/2030	575,000	504,876
				821,993
Oil & Gas 0.47%
MC Brazil Downstream Trading Sarl†	7.25%	6/30/2031	411,000	327,709

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Brazil (continued)
Transportation 0.57%
Hidrovias International Finance Sarl†	4.95%	2/8/2031	$200,000	$155,014
Rumo Luxembourg Sarl†	4.20%	1/18/2032	300,000	239,710
				394,724

Water 0.41%
Aegea Finance Sarl†	6.75%	5/20/2029	300,000	281,756
Total Brazil				3,499,807

Canada 0.10%
Oil & Gas
MEG Energy Corp.†	5.875%	2/1/2029	73,000	66,783

Chile 3.55%
Banks 0.82%
Banco de Credito e Inversiones SA†	3.50%	10/12/2027	200,000	188,221
Banco del Estado de Chile†	2.704%	1/9/2025	200,000	189,670
Banco Santander Chile†	2.70%	1/10/2025	200,000	191,679
				569,570

Chemicals 0.21%
Sociedad Quimica y Minera de Chile SA†	3.50%	9/10/2051	200,000	148,133

Electric 0.54%
Alfa Desarrollo SpA†	4.55%	9/27/2051	249,326	179,627
Engie Energia Chile SA†	4.50%	1/29/2025	200,000	196,866
				376,493

Engineering & Construction 0.60%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par†	4.05%	4/27/2026	500,000	413,989

Forest Products & Paper 0.46%
Inversiones CMPC SA†	3.00%	4/6/2031	400,000	321,032

Media 0.21%
VTR Finance NV†	6.375%	7/15/2028	200,000	143,024

Mining 0.22%
Antofagasta plc†	2.375%	10/14/2030	200,000	155,061

Pipelines 0.25%
GNL Quintero SA†	4.634%	7/31/2029	176,480	169,762

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Chile (continued)
Telecommunications 0.24%
Telefonica Moviles Chile SA†	3.537%		11/18/2031	$200,000	$168,373
Total Chile					2,465,437

China 5.27%
Chemicals 0.70%
Tianqi Finco Co. Ltd.	3.75%		11/28/2022	500,000	487,475

Gas 0.52%
ENN Clean Energy International Investment Ltd.†	3.375%		5/12/2026	400,000	363,767

Internet 2.48%
Baidu, Inc.	2.375%		10/9/2030	200,000	167,685
Baidu, Inc.	2.375%		8/23/2031	270,000	223,796
Meituan †	2.125%		10/28/2025	300,000	270,606
Prosus NV†	3.257%		1/19/2027	200,000	173,974
Prosus NV†	3.832%		2/8/2051	400,000	241,624
Tencent Holdings Ltd.†	2.39%		6/3/2030	300,000	251,382
Weibo Corp.	3.50%		7/5/2024	400,000	389,604
					1,718,671

Investment Companies 0.72%
Huarong Finance 2019 Co. Ltd.	2.631% (3 Mo. LIBOR + 1.13%	)#	2/24/2023	200,000	195,500
Huarong Finance 2019 Co. Ltd.	3.375%		2/24/2030	400,000	301,500
					497,000

Real Estate 0.43%
Country Garden Holdings Co. Ltd.	5.125%		1/14/2027	300,000	133,394
Kaisa Group Holdings Ltd.†	11.95%		10/22/2022	200,000	30,723
Ronshine China Holdings Ltd.	8.10%		6/9/2023	200,000	20,500
Shimao Group Holdings Ltd.	3.45%		1/11/2031	400,000	45,062
Sunac China Holdings Ltd.	7.50%		2/1/2024	450,000	68,625
					298,304

Telecommunications 0.42%
Xiaomi Best Time International Ltd.	2.875%		7/14/2031	200,000	155,078
Xiaomi Best Time International Ltd.†	4.10%		7/14/2051	200,000	134,717
					289,795
Total China					3,655,012

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Colombia 4.21%
Banks 0.80%
Banco de Bogota SA†	6.25%		5/12/2026	$400,000	$380,786
Bancolombia SA	4.625% (5 Yr. Treasury CMT + 2.94%	)#	12/18/2029	200,000	174,861
					555,647

Diversified Financial Services 0.27%
SURA Asset Management SA†	4.375%		4/11/2027	200,000	188,693

Oil & Gas 2.31%
Canacol Energy Ltd.†	5.75%		11/24/2028	527,000	427,782
Ecopetrol SA	4.125%		1/16/2025	235,000	218,174
Ecopetrol SA	4.625%		11/2/2031	275,000	209,000
Ecopetrol SA	5.875%		11/2/2051	467,000	306,294
SierraCol Energy Andina LLC†	6.00%		6/15/2028	600,000	438,903
					1,600,153

Pipelines 0.51%
AI Candelaria Spain SA†	5.75%		6/15/2033	250,000	183,396
Oleoducto Central SA†	4.00%		7/14/2027	200,000	167,180
					350,576

Telecommunications 0.32%
Millicom International Cellular SA†	4.50%		4/27/2031	300,000	222,591
Total Colombia					2,917,660

Dominican Republic 0.87%
Electric 0.37%
AES Andres B.V.†	5.70%		5/4/2028	300,000	256,098

Energy-Alternate Sources 0.50%
Empresa Generadora de Electricidad Haina SA†	5.625%		11/8/2028	408,000	345,515
Total Dominican Republic					601,613

Ghana 1.14%
Oil & Gas
Kosmos Energy Ltd.†	7.50%		3/1/2028	514,000	426,892
Kosmos Energy Ltd.†	7.75%		5/1/2027	200,000	171,328
Tullow Oil plc†	10.25%		5/15/2026	200,000	191,531
Total Ghana					789,751

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Guatemala 0.47%
Beverages 0.24%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL†	5.25%	4/27/2029	$190,000	$166,309

Telecommunications 0.23%
CT Trust†	5.125%	2/3/2032	200,000	160,646
Total Guatemala				326,955

Hong Kong 0.29%
Real Estate
Swire Properties MTN Financing Ltd.	3.625%	1/13/2026	200,000	198,560

India 4.16%
Commercial Services 1.07%
Adani Ports & Special Economic Zone Ltd.†	3.10%	2/2/2031	300,000	234,302
Adani Ports & Special Economic Zone Ltd.	3.375%	7/24/2024	280,000	272,939
JSW Infrastructure Ltd.†	4.95%	1/21/2029	300,000	235,146
				742,387

Diversified Financial Services 0.51%
Power Finance Corp. Ltd.†	3.95%	4/23/2030	400,000	355,087

Electric 1.29%
Adani Green Energy Ltd.	4.375%	9/8/2024	200,000	180,650
Adani Transmission Step-One Ltd.†	4.00%	8/3/2026	300,000	282,853
Greenko Investment Co.†	4.875%	8/16/2023	200,000	193,770
NTPC Ltd.	4.375%	11/26/2024	240,000	240,385
				897,658

Energy-Alternate Sources 0.24%
Greenko Dutch BV†	3.85%	3/29/2026	194,000	165,016

Engineering & Construction 0.34%
Summit Digitel Infrastructure Pvt Ltd.†	2.875%	8/12/2031	300,000	232,067

Oil & Gas 0.36%
Reliance Industries Ltd.†	2.875%	1/12/2032	300,000	249,180

Transportation 0.35%
Indian Railway Finance Corp. Ltd.	2.80%	2/10/2031	300,000	244,511
Total India				2,885,906

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Indonesia 5.03%
Coal 0.70%
Indika Energy Capital IV Pte Ltd.	8.25%		10/22/2025	$500,000	$484,625

Electric 2.35%
Cikarang Listrindo Tbk PT†	4.95%		9/14/2026	200,000	185,639
Minejesa Capital BV†	4.625%		8/10/2030	600,000	540,540
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara†	3.00%		6/30/2030	1,100,000	903,721
					1,629,900

Mining 1.05%
Bukit Makmur Mandiri Utama PT†	7.75%		2/10/2026	200,000	171,040
Freeport Indonesia PT†	4.763%		4/14/2027	200,000	192,400
Freeport Indonesia PT†	5.315%		4/14/2032	200,000	182,300
Indonesia Asahan Aluminium Persero PT	5.45%		5/15/2030	200,000	188,023
					733,763

Oil & Gas 0.93%
Medco Bell Pte Ltd.†	6.375%		1/30/2027	400,000	342,712
Pertamina Persero PT†	4.30%		5/20/2023	300,000	301,029
					643,741
Total Indonesia					3,492,029

Israel 3.48%
Banks 0.76%
Bank Hapoalim BM†	3.255% (5 Yr. Treasury CMT + 2.16%	)#	1/21/2032	200,000	172,000
Bank Leumi Le-Israel BM†	3.275% (5 Yr. Treasury CMT + 1.63%	)#	1/29/2031	400,000	353,000
					525,000

Electric 0.76%
Israel Electric Corp. Ltd.†	4.25%		8/14/2028	550,000	530,059

Pharmaceuticals 1.96%
Teva Pharmaceutical Finance Netherlands III BV	3.15%		10/1/2026	779,000	641,316
Teva Pharmaceutical Finance Netherlands III BV	4.10%		10/1/2046	292,000	182,767
Teva Pharmaceutical Finance Netherlands III BV	5.125%		5/9/2029	350,000	289,215
Teva Pharmaceutical Finance Netherlands III BV	6.00%		4/15/2024	250,000	246,875
					1,360,173
Total Israel					2,415,232

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Kazakhstan 1.21%
Banks 0.29%
Development Bank of Kazakhstan JSC†	5.75%		5/12/2025		$200,000	$199,922

Oil & Gas 0.66%
Tengizchevroil Finance Co. International Ltd.†	3.25%		8/15/2030		600,000	458,586

Transportation 0.26%
Kazakhstan Temir Zholy Finance BV†	6.95%		7/10/2042		200,000	182,140
Total Kazakhstan						840,648

Kuwait 2.21%
Banks 1.18%
NBK SPC Ltd.†	1.625% (SOFR + 1.05%	)#	9/15/2027		600,000	536,097
NBK Tier 1 Financing 2 Ltd.†	4.50% (6 Yr. Swap rate + 2.83%	)#	–	(a)	300,000	283,215
						819,312

Chemicals 1.03%
Equate Petrochemical BV†	2.625%		4/28/2028		800,000	712,000
Total Kuwait						1,531,312

Macau 0.25%
Lodging
Studio City Co. Ltd.†	7.00%		2/15/2027		200,000	173,660

Malaysia 1.06%
Oil & Gas 0.52%
Petronas Energy Canada Ltd.†	2.112%		3/23/2028		400,000	360,951

Transportation 0.54%
Misc Capital Two Labuan Ltd.	3.75%		4/6/2027		400,000	376,130
Total Malaysia						737,081

Mexico 4.17%
Banks 1.49%
Banco Mercantil del Norte SA/Grand Cayman†	6.625% (10 Yr. Treasury CMT + 5.03%	)#	–	(a)	250,000	204,625
Banco Nacional de Comercio Exterior SNC†	2.72% (5 Yr. Treasury CMT + 2.00%	)#	8/11/2031		200,000	176,302
BBVA Bancomer SA†	5.125% (5 Yr. Treasury CMT + 2.65%	)#	1/18/2033		450,000	381,811
BBVA Bancomer SA/Texas†	1.875%		9/18/2025		300,000	272,421
						1,035,159

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Mexico (continued)
Chemicals 0.74%
Braskem Idesa SAPI†	7.45%	11/15/2029		$200,000	$171,929
Orbia Advance Corp. SAB de CV†	1.875%	5/11/2026		200,000	178,836
Orbia Advance Corp. SAB de CV	2.875%	5/11/2031		200,000	160,890
					511,655

Mining 0.45%
Industrias Penoles SAB de CV†	4.75%	8/6/2050		200,000	159,126
Minera Mexico SA de CV†	4.50%	1/26/2050		200,000	155,588
					314,714

Oil & Gas 0.47%
Petroleos Mexicanos	5.35%	2/12/2028		140,000	111,471
Petroleos Mexicanos	6.70%	2/16/2032		285,000	217,911
					329,382

REITS 0.76%
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332†	4.375%	7/22/2031		500,000	357,200
Trust Fibra Uno†	4.869%	1/15/2030		200,000	169,508
					526,708

Telecommunications 0.26%
America Movil SAB de CV†	5.375%	4/4/2032		200,000	177,929
Total Mexico					2,895,547

Morocco 0.95%
Chemicals
OCP SA†	3.75%	6/23/2031		868,000	657,992

Netherlands 0.26%
Media
Summer BidCo BV PIK 9.75%†(b)	9.00%	11/15/2025	EUR	209,750	178,946

Nigeria 0.31%
Banks
BOI FINANCE BV†(b)	7.50%	2/16/2027	EUR	250,000	212,223

Oman 0.95%
Oil & Gas
OQ SAOC†	5.125%	5/6/2028		$700,000	662,131

Panama 1.54%
Banks 0.58%
Multibank Inc†	4.375%	11/9/2022		400,000	399,662

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Panama (continued)
Electric 0.49%
AES Panama Generation Holdings SRL†	4.375%		5/31/2030	$400,000	$342,809

Engineering & Construction 0.23%
Aeropuerto Internacional de Tocumen SA†	5.125%		8/11/2061	200,000	158,766

Media 0.24%
Cable Onda SA†	4.50%		1/30/2030	200,000	168,238
Total Panama					1,069,475

Paraguay 0.78%
Banks 0.25%
Banco Continental SAECA†	2.75%		12/10/2025	200,000	170,347

Telecommunications 0.53%
Telefonica Celular del Paraguay SA†	5.875%		4/15/2027	400,000	367,478
Total Paraguay					537,825

Peru 3.00%
Banks 0.94%
Banco BBVA Peru SA	5.00%		8/26/2022	300,000	300,223
Banco de Credito del Peru†	3.25% (5 Yr. Treasury CMT + 2.45%	)#	9/30/2031	400,000	351,184
					651,407

Diversified Financial Services 0.24%
Intercorp Peru Ltd.†	3.875%		8/15/2029	200,000	166,370

Gas 0.58%
Gas Natural de Lima y Callao SA†	4.375%		4/1/2023	400,000	399,634

Mining 0.49%
Minsur SA†	4.50%		10/28/2031	400,000	336,828

Oil & Gas 0.24%
Hunt Oil Co. of Peru LLC Sucursal Del Peru†	6.375%		6/1/2028	183,200	168,086

Pipelines 0.27%
Transportadora de Gas del Peru SA†	4.25%		4/30/2028	200,000	189,297

Retail 0.24%
InRetail Consumer†	3.25%		3/22/2028	200,000	166,334
Total Peru					2,077,956

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Philippines 1.14%
Commercial Services 0.86%
Royal Capital BV	4.875% (5 Yr. Treasury CMT + 5.93%	)#	–	(a)	$600,000	$593,250

Holding Companies-Diversified 0.28%
San Miguel Corp.	5.50% (5 Yr. Treasury CMT + 10.24%	)#	–	(a)	200,000	196,250
Total Philippines						789,500

Qatar 3.96%
Banks 1.37%
QIB Sukuk Ltd.	1.95%		10/27/2025		300,000	282,488
QNB Finance Ltd.	2.625%		5/12/2025		400,000	384,748
QNB Finance Ltd.	2.75%		2/12/2027		300,000	282,645
						949,881

Gas 0.21%
Nakilat, Inc.†	6.267%		12/31/2033		131,109	143,278

Oil & Gas 1.05%
Qatar Energy†	2.25%		7/12/2031		400,000	342,348
Qatar Petroleum†	3.30%		7/12/2051		500,000	387,309
						729,657
Telecommunications 1.33%
Ooredoo International Finance Ltd.†	2.625%		4/8/2031		600,000	522,068
Ooredoo International Finance Ltd.†	3.25%		2/21/2023		400,000	399,636
						921,704
Total Qatar						2,744,520

Russia 0.73%
Banks 0.00%
Alfa Bank AO Via Alfa Bond Issuance PLC	5.50% (5 Yr. Treasury CMT + 4.55%	)#	10/26/2031		300,000	–	(c)
Sberbank of Russia Via SB Capital SA	5.25%		5/23/2023		450,000	–	(c)
						–

Chemicals 0.15%
Phosagro OAO Via Phosagro Bond Funding DAC†	2.60%		9/16/2028		330,000	103,950

Oil & Gas 0.58%
Gazprom PJSC via Gaz Finance plc	2.95%		1/27/2029		500,000	150,000

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Russia (continued)
Gazprom PJSC via Gaz Finance plc†	4.599% (5 Yr. Treasury CMT + 4.26%	)#	–	(a)	$200,000	$37,000
Lukoil Capital DAC†	3.60%		10/26/2031		400,000	212,000
						399,000
Total Russia						502,950

Saudi Arabia 3.62%
Chemicals 0.24%
SABIC Capital I BV	2.15%		9/14/2030		200,000	170,072

Electric 1.28%
Acwa Power Management And Investments One Ltd.†	5.95%		12/15/2039		199,600	202,694
Saudi Electricity Global Sukuk Co. 3†	5.50%		4/8/2044		400,000	402,980
Saudi Electricity Global Sukuk Co. 5	1.74%		9/17/2025		300,000	281,271
						886,945

Oil & Gas 1.61%
SA Global Sukuk Ltd.†	2.694%		6/17/2031		450,000	396,393
Saudi Arabian Oil Co.	2.25%		11/24/2030		500,000	426,710
Saudi Arabian Oil Co.†	3.25%		11/24/2050		400,000	291,447
						1,114,550

Pipelines 0.49%
EIG Pearl Holdings Sarl†	3.545%		8/31/2036		400,000	342,514
Total Saudi Arabia						2,514,081

Singapore 1.18%
Banks
DBS Group Holdings Ltd.	1.822% (5 Yr. Treasury CMT + 1.10%	)#	3/10/2031		900,000	819,194

South Africa 2.78%
Chemicals 0.98%
Sasol Financing USA LLC	4.375%		9/18/2026		200,000	176,587
Sasol Financing USA LLC	5.50%		3/18/2031		650,000	501,527
						678,114

Commercial Services 0.38%
Bidvest Group UK plc (The)†	3.625%		9/23/2026		300,000	264,150

Electric 1.06%
Eskom Holdings SOC Ltd.†	6.75%		8/6/2023		800,000	738,000

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
South Africa (continued)
Mining 0.36%
Stillwater Mining Co.	4.00%	11/16/2026	$300,000	$250,725
Total South Africa				1,930,989

South Korea 5.94%
Banks 1.39%
KEB Hana Bank†	4.375%	9/30/2024	200,000	201,154
Kookmin Bank†	1.75%	5/4/2025	200,000	189,401
Kookmin Bank	2.50%	11/4/2030	200,000	168,996
Woori Bank†	4.75%	4/30/2024	400,000	405,206
				964,757
Chemicals 0.97%
LG Chem Ltd.†	2.375%	7/7/2031	800,000	670,805

Commercial Services 0.44%
Korea Expressway Corp.†	3.625%	5/18/2025	300,000	302,740

Electric 0.86%
Korea East-West Power Co. Ltd.†	3.60%	5/6/2025	200,000	198,103
Korea Electric Power Corp.†	4.00%	6/14/2027	400,000	400,640
				598,743
Energy-Alternate Sources 0.43%
Hanwha Energy USA Holdings Corp.†	4.125%	7/5/2025	300,000	302,147

Iron-Steel 0.28%
POSCO†	2.50%	1/17/2025	200,000	192,526

Oil & Gas 0.53%
Korea National Oil Corp.†	2.125%	4/18/2027	400,000	367,332

Semiconductors 1.04%
SK Hynix, Inc.†	1.50%	1/19/2026	800,000	719,973
Total South Korea				4,119,023

Supranational 0.45%
Multi-National
African Export-Import Bank (The)†	2.634%	5/17/2026	350,000	309,767

Taiwan 0.61%
Semiconductors
TSMC Arizona Corp.	4.125%	4/22/2029	250,000	249,585
TSMC Global Ltd.†	1.75%	4/23/2028	200,000	176,348
Total Taiwan				425,933

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Thailand 2.75%
Banks 1.29%
Bangkok Bank pcl†	5.00% (5 Yr. Treasury CMT + 4.73%	)#	–	(a)	$700,000	$644,462
Bangkok Bank pcl/Hong Kong†	3.466% (5 Yr. Treasury CMT + 2.15%	)#	9/23/2036		300,000	251,398
						895,860

Chemicals 0.48%
GC Treasury Center Co. Ltd.†	2.98%		3/18/2031		400,000	333,287

Oil & Gas 0.98%
PTTEP Treasury Center Co. Ltd.†	2.993%		1/15/2030		250,000	225,973
Thaioil Treasury Center Co. Ltd.†	2.50%		6/18/2030		400,000	322,874
Thaioil Treasury Center Co. Ltd.†	3.50%		10/17/2049		200,000	130,136
						678,983
Total Thailand						1,908,130

Turkey 4.34%
Banks 3.26%
Akbank TAS†	5.125%		3/31/2025		400,000	353,118
QNB Finansbank AS†	6.875%		9/7/2024		400,000	401,642
Turkiye Garanti Bankasi AS†	5.875%		3/16/2023		700,000	690,879
Turkiye Sinai Kalkinma Bankasi AS†	5.875%		1/14/2026		200,000	171,706
Turkiye Vakiflar Bankasi TAO†	6.00%		11/1/2022		650,000	644,390
						2,261,735

Commercial Services 0.25%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS†	9.50%		7/10/2036		200,000	174,580

Holding Companies-Diversified 0.57%
KOC Holding AS†	5.25%		3/15/2023		400,000	395,096

Oil & Gas 0.26%
Turkiye Petrol Rafinerileri AS†	4.50%		10/18/2024		200,000	181,287
Total Turkey						3,012,698

Ukraine 0.15%
Agriculture
MHP Lux SA†	6.95%		4/3/2026		200,000	104,600

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
United Arab Emirates 5.20%
Banks 0.99%
ADCB Finance Cayman Ltd.†	4.00%		3/29/2023		$200,000	$200,668
Fab Sukuk Co. Ltd.	2.50%		1/21/2025		300,000	291,993
First Abu Dhabi Bank PJSC	4.50% (5 Yr. Treasury CMT + 4.14%	)#	–	(a)	200,000	193,775
						686,436

Commercial Services 0.70%
DP World Ltd./United Arab Emirates†	4.70%		9/30/2049		200,000	163,904
DP World Ltd./United Arab Emirates†	6.85%		7/2/2037		300,000	324,171
						488,075

Electric 1.05%
Abu Dhabi National Energy Co. PJSC†	2.00%		4/29/2028		600,000	534,645
Emirates Semb Corp. Water & Power Co. PJSC†	4.45%		8/1/2035		200,000	196,250
						730,895

Energy-Alternate Sources 0.24%
Sweihan PV Power Co. PJSC†	3.625%		1/31/2049		200,000	166,406

Investment Companies 0.25%
MDGH GMTN RSC Ltd.†	3.70%		11/7/2049		200,000	170,616

Pipelines 1.39%
Abu Dhabi Crude Oil Pipeline LLC†	4.60%		11/2/2047		600,000	569,648
Galaxy Pipeline Assets Bidco Ltd.†	3.25%		9/30/2040		500,000	396,269
						965,917

Real Estate 0.29%
MAF Sukuk Ltd.	4.50%		11/3/2025		200,000	199,990

Telecommunications 0.29%
Emirates Telecommunications Group Co. PJSC	3.50%		6/18/2024		200,000	198,618
Total United Arab Emirates						3,606,953

United Kingdom 1.03%
Holding Companies-Diversified 0.28%
CK Hutchison International 17 Ltd.†	3.50%		4/5/2027		200,000	196,870

Retail 0.75%
CK Hutchison International 21 Ltd.	2.50%		4/15/2031		600,000	520,807
Total United Kingdom						717,677

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
United States 1.01%
Chemicals 0.11%
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028	$88,000	$78,805

Electric 0.25%
Terraform Global Operating LLC†	6.125%		3/1/2026	180,000	171,499

Oil & Gas 0.54%
Callon Petroleum Co.	6.375%		7/1/2026	166,000	153,358
Callon Petroleum Co.†	8.00%		8/1/2028	46,000	44,256
Laredo Petroleum, Inc.†	7.75%		7/31/2029	125,000	112,949
Range Resources Corp.	8.25%		1/15/2029	66,000	67,398
					377,961
Pipelines 0.11%
Cheniere Energy Partners LP	4.00%		3/1/2031	88,000	75,031
Total United States					703,296

Vietnam 0.62%
Electric
Mong Duong Finance Holdings BV†	5.125%		5/7/2029	536,000	433,490

Zambia 0.70%
Mining
First Quantum Minerals Ltd.	6.875%		3/1/2026	300,000	276,891
First Quantum Minerals Ltd.†	7.50%		4/1/2025	220,000	208,438
Total Zambia					485,329
Total Corporate Bonds (cost $71,926,869)					61,443,356

FLOATING RATE LOANS(d) 0.10%

Coal
Peabody Energy Corporation 2018 Term Loan (cost $59,873)	4.374% (1 Mo. LIBOR + 2.75%	)	3/31/2025	76,057	71,076

FOREIGN GOVERNMENT OBLIGATIONS 1.15%

Costa Rica 0.28%
Costa Rica Government†	4.375%		4/30/2025	200,000	193,663

Ecuador 0.19%
Ecuador Government International Bond†	5.00%		7/31/2030	200,000	130,254

Turkey 0.24%
Turkiye Ihracat Kredi Bankasi AS†	5.75%		7/6/2026	200,000	167,590

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
United Arab Emirates 0.44%
Abu Dhabi Government International Bond†	3.125%	9/30/2049	$200,000	$155,769
UAE International Government Bond†	3.25%	10/19/2061	200,000	151,670
Total United Arab Emirates				307,439
Total Foreign Government Obligations (cost $968,912)				798,946

U.S. TREASURY OBLIGATIONS 3.19%
U.S. Treasury Bill (cost $2,212,332)	Zero Coupon	7/26/2022	2,214,000	2,212,436
Total Long-Term Investments (cost $75,886,560)				65,186,345

SHORT-TERM INVESTMENTS 5.18%

REPURCHASE AGREEMENTS 5.18%
Repurchase Agreement dated 6/30/2022, 0.550% due 7/1/2022 with Fixed Income Clearing Corp. collateralized by $3,870,500 of U.S. Treasury Note at 0.75% due 11/15/2024; value: $3,664,882; proceeds: $3,593,034 (cost $3,592,979)			3,592,979	3,592,979
Total Investments in Securities 99.13% (cost $79,479,539)				68,779,324
Other Assets and Liabilities – Net(e) 0.87				604,509
Net Assets 100.00%				$69,383,833

EUR	Euro.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Overnight Financing Rate.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2022, the total value of Rule 144A securities was $46,993,743, which represents 67.72% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2022.
(a)	Security is perpetual in nature and has no stated maturity.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2022.
(e)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2022

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at June 30, 2022:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Bank of America	CPI Urban Consumer NSA	2.543%	3/2/2052	$250	$6

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Depreciation
Bank of America	2.865%	CPI Urban Consumer NSA	2/28/2032	$130,000	$(306)
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	25,000	(1,801)
Unrealized Depreciation on CPI Centrally Cleared Swaps					$(2,107)

Open Forward Foreign Currency Exchange Contracts at June 30, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Toronto Dominion Bank	9/12/2022	21,000	$22,035	$22,115	$80
Euro	Sell	State Street Bank and Trust	9/12/2022	423,000	455,675	445,450	10,225
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$10,305

Open Futures Contracts at June 30, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	September 2022	10	Short	$(1,200,062)	$(1,185,313)	$14,749
U.S. 10-Year Ultra Treasury Note	September 2022	33	Short	(4,268,079)	(4,203,375)	64,704
U.S. 5-Year Treasury Note	September 2022	1	Short	(112,412)	(112,250)	162
U.S. Ultra Treasury Bond	September 2022	2	Long	305,254	308,688	3,434
Total Unrealized Appreciation on Open Futures Contracts						$83,049

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2022	41	Long	$8,659,351	$8,610,641	$(48,710)
U.S. Long Bond	September 2022	5	Long	704,660	693,125	(11,535)
Total Unrealized Depreciation on Open Futures Contracts						$(60,245)

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2022

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$130,573	$–	$–	$130,573
Convertible Bonds	–	529,958	–	529,958
Corporate Bonds	–	61,443,356	–	61,443,356
Floating Rate Loans	–	71,076	–	71,076
Foreign Government Obligations	–	798,946	–	798,946
U.S. Treasury Obligations	–	2,212,436	–	2,212,436
Short-Term Investments
Repurchase Agreements	–	3,592,979	–	3,592,979
Total	$130,573	$68,648,751	$–	$68,779,324

Other Financial Instruments
Centrally Cleared CPI Swap Contracts
Assets	$–	$6	$–	$6
Liabilities	–	(2,107)	–	(2,107)
Forward Foreign Currency Exchange Contracts
Assets	–	10,305	–	10,305
Liabilities	–	–	–	–
Futures Contracts
Assets	83,049	–	–	83,049
Liabilities	(60,245)	–	–	(60,245)
Total	$22,804	$8,204	$–	$31,008

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)

GLOBAL BOND FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 102.35%

ASSET-BACKED SECURITIES 7.70%

Cayman Islands 2.93%
Other
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL2 A†	3.129% (1 Mo. Term SOFR + 1.85%	)#	5/15/2037	$100,000	$98,250
Venture CLO Ltd. 2018-33A A1LR†	2.104% (3 Mo. LIBOR + 1.06%	)#	7/15/2031	100,000	98,311
VERDE CLO Ltd. 2019-1A AR†	2.144% (3 Mo. LIBOR + 1.10%	)#	4/15/2032	100,000	97,800
Total Cayman Islands					294,361

United States 4.77%
Automobiles 0.99%
Avid Automobile Receivables Trust 2019-1 C†	3.14%		7/15/2026	100,000	99,209

Credit Card 0.99%
Perimeter Master Note Business Trust 2019-2A A† 4.23%			5/15/2024	100,000	99,719	(a)

Other 2.79%
GoodLeap Sustainable Home Solutions Trust 2022-1GS A†	2.70%		1/20/2049	76,036	68,223
Lendmark Funding Trust 2021-2A C†	3.09%		4/20/2032	100,000	81,274
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	48,750	48,671
Sunrun Demeter Issuer 2021-2A A†	2.27%		1/30/2057	98,039	82,441
					280,609
Total United States					479,537
Total Asset-Backed Securities (cost $825,876)					773,898

CONVERTIBLE BONDS 0.25%

United States
Energy-Alternate Sources
Enphase Energy, Inc.	Zero Coupon		3/1/2026	9,000	8,964
SolarEdge Technologies, Inc.	Zero Coupon		9/15/2025	7,000	8,449
Sunrun, Inc.	Zero Coupon		2/1/2026	11,000	7,975
Total Convertible Bonds (cost $29,075)					25,388

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
CORPORATE BONDS 47.49%

Australia 0.58%
Mining
FMG Resources August 2006 Pty Ltd.†	4.50%	9/15/2027		$17,000	$15,205
Glencore Funding LLC†	2.85%	4/27/2031		19,000	15,707
Glencore Funding LLC†	4.875%	3/12/2029		28,000	27,263
Total Australia					58,175

Bermuda 0.99%
Insurance
PartnerRe Ireland Finance DAC(b)	1.25%	9/15/2026	EUR	100,000	99,179

Brazil 0.04%
Forest Products & Paper
Suzano Austria GmbH	3.125%	1/15/2032		$6,000	4,531

Canada 0.38%
Aerospace/Defense 0.09%
Bombardier, Inc.†	6.00%	2/15/2028		12,000	9,011

Banks 0.18%
Toronto-Dominion Bank (The)	4.456%	6/8/2032		18,000	17,816

Oil & Gas 0.11%
MEG Energy Corp.†	7.125%	2/1/2027		11,000	11,103
Total Canada					37,930

Colombia 0.23%
Oil & Gas
Ecopetrol SA	4.625%	11/2/2031		30,000	22,800

France 1.81%
Distribution/Wholesale 0.81%
Rexel SA(b)	2.125%	12/15/2028	EUR	100,000	81,472

Transportation 1.00%
Getlink SE(b)	3.50%	10/30/2025	EUR	100,000	100,457
Total France					181,929

Germany 2.41%
Banks 0.72%
Kreditanstalt fuer Wiederaufbau	0.375%	7/18/2025		$78,000	71,847

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Germany (continued)
Building Materials 0.83%
PCF GmbH†(b)	4.75%	4/15/2026	EUR	100,000	$83,158

Transportation 0.86%
Hamburger Hochbahn AG(b)	0.125%	2/24/2031	EUR	100,000	86,876
Total Germany					241,881

Guatemala 0.17%
Beverages
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL†	5.25%	4/27/2029		$20,000	17,506

Jersey 1.19%
Commercial Services
AA Bond Co. Ltd.(b)	2.75%	7/31/2023	GBP	100,000	119,332

Mexico 0.20%
Oil & Gas
Petroleos Mexicanos	6.70%	2/16/2032		$27,000	20,644

Netherlands 2.44%
Electric 0.86%
Ren Finance BV(b)	0.50%	4/16/2029	EUR	100,000	86,460

Food 0.81%
Mondelez International Holdings Netherlands BV(b)	0.625%	9/9/2032	EUR	100,000	80,817

Internet 0.77%
United Group B.V.†(b)	5.25%	2/1/2030	EUR	100,000	77,783
Total Netherlands					245,060

Puerto Rico 0.11%
Banks
Popular, Inc.	6.125%	9/14/2023		$11,000	11,099

Spain 2.60%
Engineering & Construction 0.80%
Cellnex Telecom SA(b)	1.875%	6/26/2029	EUR	100,000	80,317

Pharmaceuticals 0.93%
Almirall SA(b)	2.125%	9/30/2026	EUR	100,000	93,403

Telecommunications 0.87%
Lorca Telecom Bondco SAU†(b)	4.00%	9/18/2027	EUR	100,000	87,882
Total Spain					261,602

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Supranational 5.27%
Multi-National 4.78%
Asian Development Bank(c)	1.671% (SOFR Index + 1.00%	)#	4/6/2027		$130,000	$134,017
Inter-American Development Bank	1.343% (SOFR Index + .20%	)#	2/10/2026		80,000	80,085
Inter-American Investment Corp.	2.625%		4/22/2025		32,000	31,484
International Bank for Reconstruction & Development(b)	0.25%		1/29/2029	SEK	260,000	21,711
International Bank for Reconstruction & Development	1.526% (SOFR Index + .37%	)#	2/11/2031		$30,000	30,072
International Bank for Reconstruction & Development	1.543% (SOFR Index + .29%	)#	11/22/2028		40,000	39,654
International Finance Corp.(b)	0.375%		9/10/2025	NZD	65,000	35,970
International Finance Corp.	1.601% (SOFR Index + .09%	)#	6/30/2023		$65,000	64,967
Nordic Investment Bank(b)	0.125%		6/10/2024	EUR	41,000	42,076
						480,036

Sovereign 0.49%
European Union(b)	0.25%		10/22/2026	EUR	50,000	49,778
Total Supranational						529,814

United Arab Emirates 1.65%
Pipelines
Galaxy Pipeline Assets Bidco Ltd.†	1.75%		9/30/2027		$178,404	166,076

United Kingdom 4.33%
Chemicals 0.82%
Linde Finance BV(b)	0.55%		5/19/2032	EUR	100,000	82,693

Entertainment 1.06%
Pinewood Finance Co. Ltd.(b)	3.25%		9/30/2025	GBP	100,000	106,210

Oil & Gas 0.31%
Gazprom PJSC via Gaz Finance plc(b)	1.50%		2/17/2027	EUR	100,000	30,915

Real Estate 1.12%
Canary Wharf Group Investment Holdings plc†(b)	2.625%		4/23/2025	GBP	100,000	112,780

Retail 1.02%
Punch Finance plc†(b)	6.125%		6/30/2026	GBP	100,000	102,254
Total United Kingdom						434,852

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
United States 23.09%
Aerospace/Defense 0.12%
TransDigm, Inc.	4.625%		1/15/2029	$15,000	$12,110

Agriculture 0.26%
CARGILL, Inc.†	4.00%		6/22/2032	27,000	26,454

Airlines 0.32%
American Airlines Group, Inc.†	3.75%		3/1/2025	15,000	12,666
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.50%		10/20/2025	10,000	9,726
United Airlines, Inc.†	4.375%		4/15/2026	11,000	9,732
					32,124

Auto Manufacturers 0.88%
Ford Motor Co.	3.25%		2/12/2032	42,000	31,558
Toyota Motor Credit Corp.	3.95%		6/30/2025	57,000	57,261
					88,819

Banks 3.66%
Bank of America Corp.	2.687% (SOFR + 1.32%	)#	4/22/2032	92,000	77,318
Citigroup, Inc.	2.561% (SOFR + 1.17%	)#	5/1/2032	50,000	41,218
Citigroup, Inc.	4.14% (SOFR + 1.37%	)#	5/24/2025	10,000	9,968
Goldman Sachs Group, Inc. (The)	0.627% (SOFR + .54%	)#	11/17/2023	42,000	41,484
Goldman Sachs Group, Inc. (The)	2.383% (SOFR + 1.25%	)#	7/21/2032	25,000	20,241
Goldman Sachs Group, Inc. (The)	2.615% (SOFR + 1.28%	)#	4/22/2032	18,000	14,963
JPMorgan Chase & Co.	2.58% (SOFR + 1.25%	)#	4/22/2032	76,000	64,012
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%	)#	1/25/2033	25,000	21,478
Morgan Stanley	2.239% (SOFR + 1.18%	)#	7/21/2032	26,000	21,090
Morgan Stanley	2.484% (SOFR + 1.36%	)#	9/16/2036	44,000	33,879
Wells Fargo & Co.	3.35% (SOFR + 1.50%	)#	3/2/2033	25,000	22,207
					367,858

Building Materials 0.29%
Eco Material Technologies, Inc.†	7.875%		1/31/2027	12,000	10,680
MIWD Holdco II LLC/MIWD Finance Corp.†	5.50%		2/1/2030	11,000	8,866
Standard Industries, Inc.†	4.375%		7/15/2030	12,000	9,487
					29,033

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
United States (continued)
Chemicals 0.20%
Ashland LLC	6.875%		5/15/2043	$10,000	$10,070
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028	11,000	9,851
					19,921

Coal 0.10%
SunCoke Energy, Inc.†	4.875%		6/30/2029	12,000	9,605

Commercial Services 0.32%
Ahern Rentals, Inc.†	7.375%		5/15/2023	13,000	10,075
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc.†	5.00%		2/1/2026	12,000	10,073
United Rentals North America, Inc.	4.00%		7/15/2030	3,000	2,570
ZipRecruiter, Inc.†	5.00%		1/15/2030	11,000	9,254
					31,972

Computers 0.39%
Booz Allen Hamilton, Inc.†	3.875%		9/1/2028	12,000	10,639
Condor Merger Sub, Inc.†	7.375%		2/15/2030	12,000	9,789
Dell International LLC/EMC Corp.†	3.375%		12/15/2041	18,000	12,888
Dell International LLC/EMC Corp.	8.35%		7/15/2046	5,000	6,239
					39,555
Diversified Financial Services 1.50%
AG Issuer LLC†	6.25%		3/1/2028	14,000	12,237
Aircastle Ltd.†	2.85%		1/26/2028	20,000	16,551
Ally Financial, Inc.	8.00%		11/1/2031	25,000	27,823
Capital One Financial Corp.	4.166% (SOFR + 1.37%	)#	5/9/2025	17,000	16,762
Coinbase Global, Inc.†	3.375%		10/1/2028	13,000	8,220
Intercontinental Exchange, Inc.	4.00%		9/15/2027	57,000	56,145
Navient Corp.	5.00%		3/15/2027	5,000	4,120
Navient Corp.	6.75%		6/25/2025	10,000	9,040
					150,898

Electric 1.65%
AEP Transmission Co. LLC	4.50%		6/15/2052	11,000	10,563
Baltimore Gas & Electric Co.	4.55%		6/1/2052	25,000	24,276
Calpine Corp.†	5.125%		3/15/2028	11,000	9,710
Constellation Energy Generation LLC	6.25%		10/1/2039	26,000	26,629
FirstEnergy Corp.	4.40%		7/15/2027	18,000	17,011
IPALCO Enterprises, Inc.	4.25%		5/1/2030	25,000	23,247

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
United States (continued)
NextEra Energy Capital Holdings, Inc.	5.00%	7/15/2032		$12,000	$12,305
Southern Co. (The)	4.475%	8/1/2024		42,000	42,193
					165,934

Electrical Components & Equipment 1.04%
Schneider Electric SE(b)	1.841%	10/13/2025	EUR	100,000	104,877

Electronics 0.10%
Atkore, Inc.†	4.25%	6/1/2031		$12,000	9,984

Energy-Alternate Sources 0.06%
TerraForm Power Operating LLC†	4.75%	1/15/2030		7,000	6,008

Engineering & Construction 0.21%
IEA Energy Services LLC†	6.625%	8/15/2029		12,000	9,826
Weekley Homes LLC/Weekley Finance Corp.†	4.875%	9/15/2028		14,000	11,077
					20,903

Entertainment 0.74%
Buena Vista Gaming Authority†	13.00%	4/1/2023		15,000	15,256
Cinemark USA, Inc.†	5.25%	7/15/2028		12,000	9,663
Jacobs Entertainment, Inc.†	6.75%	2/15/2029		11,000	9,317
Live Nation Entertainment, Inc.†	4.75%	10/15/2027		12,000	10,674
Mohegan Gaming & Entertainment†	8.00%	2/1/2026		12,000	10,235
Penn National Gaming, Inc.†	5.625%	1/15/2027		11,000	9,666
WMG Acquisition Corp.†	3.75%	12/1/2029		12,000	10,041
					74,852

Environmental Control 0.09%
Madison IAQ LLC†	5.875%	6/30/2029		12,000	9,226

Food 0.10%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%	3/15/2029		12,000	9,748

Forest Products & Paper 0.11%
Sylvamo Corp.†	7.00%	9/1/2029		12,000	11,076

Gas 0.55%
CenterPoint Energy Resources Corp.	4.40%	7/1/2032		25,000	24,652
Southwest Gas Corp.	4.05%	3/15/2032		34,000	30,891
					55,543

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
United States (continued)
Health Care-Products 0.21%
Avantor Funding, Inc.†	3.875%	11/1/2029		$12,000	$10,513
Mozart Debt Merger Sub, Inc.†	3.875%	4/1/2029		12,000	10,261
					20,774

Health Care-Services 0.93%
Centene Corp.	3.375%	2/15/2030		15,000	12,764
Centene Corp.	4.25%	12/15/2027		21,000	19,668
Charles River Laboratories International, Inc.†	4.00%	3/15/2031		12,000	10,253
CHS/Community Health Systems, Inc.†	4.75%	2/15/2031		12,000	8,818
ModivCare Escrow Issuer, Inc.†	5.00%	10/1/2029		12,000	9,710
Molina Healthcare, Inc.†	3.875%	11/15/2030		17,000	14,558
UnitedHealth Group, Inc.	4.00%	5/15/2029		18,000	17,843
					93,614

Insurance 0.10%
Assurant, Inc.	2.65%	1/15/2032		13,000	10,195

Internet 0.37%
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	3.50%	3/1/2029		12,000	10,139
Netflix, Inc.	5.875%	2/15/2025		15,000	15,251
Netflix, Inc.	5.875%	11/15/2028		12,000	11,763
					37,153
Iron-Steel 0.09%
United States Steel Corp.	6.65%	6/1/2037		12,000	9,343

Leisure Time 0.11%
Life Time, Inc.†	5.75%	1/15/2026		12,000	10,794

Lodging 0.21%
Wyndham Hotels & Resorts, Inc.†	4.375%	8/15/2028		12,000	10,513
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027		12,000	10,294
					20,807

Media 1.68%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030		22,000	18,883
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045		29,000	28,253
Comcast Corp.(b)	1.50%	2/20/2029	GBP	100,000	107,836
FactSet Research Systems, Inc.	3.45%	3/1/2032		$16,000	14,043
					169,015

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
United States (continued)
Metal Fabricate-Hardware 0.12%
Advanced Drainage Systems, Inc.	6.375%	6/15/2030	$12,000	$11,739

Mining 0.21%
Century Aluminum Co.†	7.50%	4/1/2028	12,000	10,824
Kaiser Aluminum Corp.†	4.625%	3/1/2028	12,000	10,007
				20,831

Oil & Gas 2.52%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%	2/15/2026	11,000	10,707
Callon Petroleum Co.†	8.00%	8/1/2028	11,000	10,583
Centennial Resource Production LLC†	5.375%	1/15/2026	15,000	13,575
Civitas Resources, Inc.†	5.00%	10/15/2026	17,000	15,282
Colgate Energy Partners III LLC†	7.75%	2/15/2026	11,000	10,477
Comstock Resources, Inc.†	6.75%	3/1/2029	12,000	10,771
Continental Resources, Inc.†	5.75%	1/15/2031	16,000	15,499
EQT Corp.†	3.625%	5/15/2031	6,000	5,196
EQT Corp.	5.00%	1/15/2029	15,000	14,545
EQT Corp.	7.50%	2/1/2030	24,000	25,807
Gulfport Energy Operating Corp.†	8.00%	5/17/2026	11,510	11,344
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%	2/1/2031	17,000	14,684
Laredo Petroleum, Inc.	9.50%	1/15/2025	10,000	9,929
Nabors Industries Ltd.†	7.25%	1/15/2026	14,000	12,436
Occidental Petroleum Corp.	6.125%	1/1/2031	16,000	16,250
Ovintiv, Inc.	6.50%	2/1/2038	13,000	13,439
Range Resources Corp.	8.25%	1/15/2029	13,000	13,275
SM Energy Co.	5.625%	6/1/2025	5,000	4,732
SM Energy Co.	6.75%	9/15/2026	10,000	9,447
Southwestern Energy Co.	5.375%	2/1/2029	17,000	15,801
				253,779
Oil & Gas Services 0.20%
Oceaneering International, Inc.	6.00%	2/1/2028	11,000	9,709
Weatherford International Ltd.†	8.625%	4/30/2030	12,000	9,981
				19,690

Packaging & Containers 0.10%
Ball Corp.	2.875%	8/15/2030	13,000	10,493

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
United States (continued)
Pharmaceuticals 0.23%
Option Care Health, Inc.†	4.375%		10/31/2029	$12,000	$10,308
Owens & Minor, Inc.†	6.625%		4/1/2030	14,000	12,806
					23,114
Pipelines 0.41%
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078	15,000	11,932
NGPL PipeCo LLC†	3.25%		7/15/2031	24,000	20,023
Venture Global Calcasieu Pass LLC†	4.125%		8/15/2031	11,000	9,432
					41,387
Real Estate 0.09%
Kennedy-Wilson, Inc.	4.75%		2/1/2030	12,000	9,410

REITS 0.34%
Blackstone Mortgage Trust, Inc.†	3.75%		1/15/2027	24,000	19,590
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028	5,000	4,892
Physicians Realty LP	2.625%		11/1/2031	12,000	9,673
					34,155
Retail 0.35%
BCPE Ulysses Intermediate, Inc. PIK 8.50%†	7.75%		4/1/2027	15,000	9,245
Murphy Oil USA, Inc.	4.75%		9/15/2029	11,000	9,921
Park River Holdings, Inc.†	5.625%		2/1/2029	12,000	7,495
Party City Holdings, Inc.†	8.75%		2/15/2026	12,000	8,087
					34,748

Semiconductors 0.30%
Advanced Micro Devices, Inc.	3.924%		6/1/2032	20,000	19,705
Entegris, Inc.†	3.625%		5/1/2029	12,000	10,053
					29,758

Software 0.34%
MSCI, Inc.†	3.625%		11/1/2031	12,000	9,901
ROBLOX Corp.†	3.875%		5/1/2030	12,000	9,763
Twilio, Inc.	3.625%		3/15/2029	8,000	6,741
Twilio, Inc.	3.875%		3/15/2031	9,000	7,423
					33,828

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2022

Investments	Interest Rate		Maturity Date		Principal Amount		Fair Value
United States (continued)
Telecommunications 1.20%
AT&T, Inc.(b)	2.875% (EUAMDB05 + 3.14%	)#	–	(d)	EUR	100,000	$91,820
Frontier Communications Holdings LLC†	5.00%		5/1/2028			$15,000	12,784
Sprint Capital Corp.	6.875%		11/15/2028			15,000	15,818
							120,422

Transportation 0.29%
Burlington Northern Santa Fe LLC	4.45%		1/15/2053			30,000	29,073
Total United States							2,320,622
Total Corporate Bonds (cost $5,574,111)							4,773,032

FLOATING RATE LOANS(e) 3.65%

Aerospace/Defense 0.31%
Cobham Ultra SeniorCo S.a.r.l USD Term Loan B	–	(f)	11/17/2028			16,686	15,935
Vertex Aerospace Services Corp. 2021 First Lien Term Loan	5.666% (1 Mo. LIBOR + 4.00%	)	12/6/2028			15,960	15,192
Total							31,127

Beverages 0.14%
Sunshine Investments B.V. 2022 USD Term Loan (Netherlands)(g)	–	(f)	4/21/2029			14,769	14,049

Commercial Services 0.41%
Element Materials Technology Group US Holdings, Inc. 2022 USD Delayed Draw Term Loan B(h)	–	(f)	4/12/2029			5,136	4,942
Element Materials Technology Group US Holdings, Inc. 2022 USD Term Loan	–	(f)	4/12/2029			11,127	10,706
KUEHG Corp. 2018 Incremental Term Loan	6.00% (3 Mo. LIBOR + 3.75%	)	2/21/2025			11,296	10,554
R1 RCM, Inc. 2022 Term Loan B	–	(f)	6/21/2029			15,891	15,335	(i)
Total							41,537

Computers 0.25%
Imprivata, Inc. Term Loan	5.416% (1 Mo. LIBOR + 3.75%	)	12/1/2027			16,311	15,709
Peraton Corp. 2nd Lien Term Loan B1	9.005% (1 Mo. LIBOR + 7.75%	)	2/1/2029			10,000	9,350
Total							25,059

Diversified Financial Services 0.11%
AllSpring Buyer LLC Term Loan B	5.563% (3 Mo. LIBOR + 3.25%	)	11/1/2028			11,471	11,060

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2022

	Interest		Maturity	Principal	Fair
Investments	Rate		Date	Amount	Value
Electric 0.19%
Calpine Corporation 2020 Term Loan B5	4.17% (1 Mo. LIBOR + 2.50%	)(f)	12/16/2027	$10,972	$10,465
Edgewater Generation, L.L.C. Term Loan	5.416% (1 Mo. LIBOR + 3.75%	)	12/13/2025	10,644	9,115
Total					19,580

Entertainment 0.33%
Scientific Games Holdings LP 2022 USD Term Loan B	–	(f)	4/4/2029	10,222	9,491
Scientific Games International, Inc. 2022 USD Term Loan	4.358% (1 Mo. SOFR + 3.00%	)(f)	4/14/2029	14,235	13,556
The Enterprise Development Authority Term Loan B	5.916% (1 Mo. LIBOR + 4.25%	)	2/28/2028	10,611	10,184
Total					33,231

Health Care Services 0.28%
Surgery Center Holdings, Inc. 2021 Term Loan	4.95% (1 Mo. LIBOR + 3.75%	)	8/31/2026	10,928	10,215
Wellpath Holdings, Inc. 2018 1st Lien Term Loan	7.075% (3 Mo. LIBOR + 5.50%	)	10/1/2025	18,217	17,818
Total					28,033

Investments & Miscellaneous Financial Services 0.10%
NEXUS Buyer LLC 2021 Second Lien Term Loan	7.44% (1 Mo. LIBOR + 6.25%	)	10/29/2029	11,000	10,368

Media 0.17%
Gray Television, Inc. 2021 Term Loan D	4.062% (1 Mo. LIBOR + 3.00%	)	12/1/2028	17,711	16,998

Media: Content 0.11%
ECL Entertainment, LLC Term Loan	9.75% (3 Mo. LIBOR + 7.50%	)	5/1/2028	10,945	10,705

Oil & Gas 0.32%
Parkway Generation, LLC Term Loan B	6.416% (1 Mo. LIBOR + 4.75%	)(f)	2/18/2029	9,625	9,300
Parkway Generation, LLC Term Loan C	6.416% (1 Mo. LIBOR + 4.75%	)(f)	2/18/2029	1,351	1,301
Southwestern Energy Company 2021 Term Loan	–	(f)	6/22/2027	21,581	21,042
Total					31,643

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2022

	Interest		Maturity	Principal		Fair
Investments	Rate		Date	Amount		Value
Pharmaceuticals 0.16%
Jazz Financing Lux S.a.r.l. USD Term Loan (Luxembourg)(g)	5.166% (1 Mo. LIBOR + 3.50%	)(f)	5/5/2028		$16,915	$16,180

Pipelines 0.42%
AL NGPL Holdings, LLC Term Loan B	4.75% (3 Mo. LIBOR + 3.75%	)	4/14/2028		16,000	15,610
Freeport LNG Investments, LLLP Term Loan B	4.563% (3 Mo. LIBOR + 3.50%	)	12/21/2028		17,433	15,166
Lucid Energy Group II Borrower, LLC 2021 Term Loan	5.874% (1 Mo. LIBOR + 4.25%	)	11/24/2028		11,940	11,819
Total						42,595

Real Estate 0.10%
Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B	4.416% (1 Mo. LIBOR + 2.75%	)	8/21/2025		10,972	10,355

Software 0.04%
Red Planet Borrower, LLC Term Loan B	5.416% (1 Mo. LIBOR + 3.75%	)	10/2/2028		4,872	4,315

Technology Hardware & Equipment 0.11%
Atlas CC Acquisition Corp Term Loan B	5.825% (3 Mo. LIBOR + 4.25%)		5/25/2028		9,532	8,835
Atlas CC Acquisition Corp Term Loan C	5.825% (3 Mo. LIBOR + 4.25%	)	5/25/2028		1,939	1,797
Total						10,632

Telecommunications 0.10%
Venga Finance Sarl 2021 USD Term Loan B (Luxembourg)(g)	–	(f)	12/4/2028		10,224	9,559	(i)
Total Floating Rate Loans (cost $382,843)						367,026

FOREIGN GOVERNMENT OBLIGATIONS 23.13%

Australia 0.96%
Australia Government Bond(b)	3.00%		3/21/2047	AUD	19,000	11,288
Queensland Treasury Corp.†(b)	1.50%		3/2/2032	AUD	70,000	38,068
Queensland Treasury Corp.†(b)	3.25%		7/21/2026	AUD	70,000	47,570
Total Australia						96,926

Canada 1.90%
Province of Alberta Canada(b)	2.05%		6/1/2030	CAD	100,000	68,129
Province of Ontario Canada	1.05%		4/14/2026		$90,000	82,722
Province of Saskatchewan(b)	4.75%		6/1/2040	CAD	49,000	40,424
Total Canada						191,275

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2022

	Interest	Maturity	Principal		Fair
Investments	Rate	Date	Amount		Value
China 5.66%
China Development Bank(b)	3.07%	3/10/2030	CNY	650,000	$96,971
China Development Bank(b)	3.09%	6/18/2030	CNY	1,300,000	193,732
China Development Bank(b)	3.48%	1/8/2029	CNY	1,000,000	153,120
China Development Bank(b)	3.68%	2/26/2026	CNY	600,000	92,437
China Government Bond(b)	3.86%	7/22/2049	CNY	200,000	32,480
Total China					568,740

Colombia 1.52%
Colombia Government International Bond(b)	3.875%	3/22/2026	EUR	100,000	99,279
Colombian TES(b)	7.50%	8/26/2026	COP	250,000,000	53,821
Total Colombia					153,100

Dominican Republic 1.30%
Dominican Republic International Bond†	5.50%	2/22/2029		$150,000	130,948

Egypt 1.88%
Republic of Egypt†	4.55%	11/20/2023		200,000	188,751

France 1.10%
Action Logement Services(b)	0.50%	10/30/2034	EUR	100,000	83,317
French Republic Government Bond OAT(b)	0.75%	5/25/2052	EUR	40,000	26,731
Total France					110,048

Germany 0.26%
Bundesrepublik Deutschland Bundesanleihe(b)	Zero Coupon	8/15/2052	EUR	40,000	25,873

Indonesia 0.74%
Indonesia Government International Bond(b)	1.30%	3/23/2034	EUR	100,000	74,824

Italy 0.62%
Italy Buoni Poliennali Del Tesoro†(b)	1.50%	4/30/2045	EUR	27,000	19,520
Italy Buoni Poliennali Del Tesoro†(b)	2.45%	9/1/2033	EUR	45,000	43,284
Total Italy					62,804

Japan 5.32%
Japan Bank for International Cooperation(b)	1.50%	6/1/2029	EUR	100,000	100,862
Japan Government Ten Year Bond(b)	0.10%	12/20/2031	JPY	14,000,000	101,878
Japan Treasury Discount Bill(b)	Zero Coupon	8/8/2022	JPY	45,000,000	331,720
Total Japan					534,460

South Africa 0.19%
Republic of South Africa Government Bond(b)	8.75%	2/28/2048	ZAR	396,000	18,794

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2022

	Interest	Maturity	Principal		Fair
Investments	Rate	Date	Amount		Value
Spain 0.16%
Spain Government Bond†(b)	1.00%	7/30/2042	EUR	21,000	$15,736

Turkey 0.51%
Republic of Turkey	7.375%	2/5/2025		$55,000	51,262

United Kingdom 0.67%
United Kingdom Gilt(b)	0.875%	7/31/2033	GBP	23,000	23,947
United Kingdom Gilt(b)	1.50%	7/22/2047	GBP	45,000	43,494
Total United Kingdom					67,441

United States 0.34%
Tennessee Valley Authority	1.50%	9/15/2031		$40,000	34,043
Total Foreign Government Obligations (cost $2,644,720)					2,325,025

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 6.61%
Fannie Mae or Freddie Mac(j)	3.50%	TBA		9,000	8,658
Fannie Mae or Freddie Mac(j)	3.50%	TBA		25,000	24,022
Fannie Mae or Freddie Mac(j)	4.00%	TBA		50,000	49,235
Fannie Mae or Freddie Mac(j)	4.50%	TBA		101,000	101,193
Fannie Mae or Freddie Mac(j)	5.00%	TBA		50,000	50,907
Fannie Mae Pool	3.00%	10/1/2050		109,495	102,676
Fannie Mae Pool	3.50%	4/1/2052		43,000	41,771
Fannie Mae Pool	4.00%	5/1/2052		23,117	23,209
Fannie Mae Pool	4.00%	5/1/2052		17,140	17,182
Federal Home Loan Mortgage Corp.	3.50%	2/1/2046		20,421	20,126
Government National Mortgage Assoc.(j)	3.50%	TBA		15,000	14,578
Government National Mortgage Assoc.(j)	4.00%	TBA		40,000	39,749
Government National Mortgage Assoc.(j)	4.50%	TBA		81,000	81,905
Government National Mortgage Assoc.(j)	5.00%	TBA		87,000	88,835
Total Government Sponsored Enterprises Pass-Throughs (cost $662,274)					664,046

GOVERNMENT SPONSORED ENTERPRISES SECURITIES 1.00%
Federal Home Loan Banks (cost $100,000)	1.53%	9/21/2022		100,000	100,002

MUNICIPAL BONDS 0.66%

Tax Revenue 0.42%
New York City Transitional Finance Authority Futur	1.95%	8/1/2034		30,000	23,333
Regional Transportation District Sales Tax Revenue	2.337%	11/1/2036		25,000	19,346
Total					42,679

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2022

	Interest		Maturity	Principal	Fair
Investments	Rate		Date	Amount	Value
Transportation 0.24%
Metropolitan Transportation Authority	6.668%		11/15/2039	$20,000	$23,967
Total Municipal Bonds (cost $82,262)					66,646

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.84%
BBCMS Mortgage Trust 2019-BWAY A†	2.28% (1 Mo. LIBOR + .96%	)#	11/15/2034	11,000	10,604
BBCMS Mortgage Trust 2019-BWAY B†	2.634% (1 Mo. LIBOR + 1.31%	)#	11/15/2034	10,000	9,646
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	45,000	29,669
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(k)	4/15/2049	30,000	22,304
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.439%	#(k)	7/10/2050	25,000	23,523
CSAIL Commercial Mortgage Trust 2016-C7 D†	4.527%	#(k)	11/15/2049	45,000	32,722
Freddie Mac STACR REMIC Trust 2021-DNA6 M2†	2.426% (1 Mo. SOFR + 1.50%	)#	10/25/2041	30,000	27,454
Great Wolf Trust 2019-WOLF A†	2.358% (1 Mo. LIBOR + 1.03%	)#	12/15/2036	33,000	32,129
Life Mortgage Trust 2022-BMR2 A1†	2.574% (1 Mo. Term SOFR + 1.30%	)#	5/15/2039	100,000	97,703
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(k)	1/26/2060	25,023	24,112
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(k)	1/26/2060	26,641	25,801
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	12,234	12,029
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	40,108	38,191
Total Non-Agency Commercial Mortgage-Backed Securities (cost $410,164)					385,887

U.S. TREASURY OBLIGATIONS 8.02%
U.S. Treasury Bond	2.25%		2/15/2052	159,000	130,902
U.S. Treasury Bond	2.375%		2/15/2042	276,000	234,125
U.S. Treasury Inflation Indexed Bond(l)	0.125%		2/15/2052	103,837	80,799
U.S. Treasury Inflation Indexed Note(l)	0.125%		1/15/2032	208,552	198,145
U.S. Treasury Note	2.50%		3/31/2027	84,000	81,965
U.S. Treasury Note	2.75%		4/30/2027	81,000	79,915
Total U.S. Treasury Obligations (cost $920,430)					805,851
Total Long-Term Investments (cost $11,631,755)					10,286,801

58	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2022

	Principal	Fair
Investments	Amount	Value
SHORT-TERM INVESTMENTS 3.36%

REPURCHASE AGREEMENTS 3.36%
Repurchase Agreement dated 6/30/2022, 0.550% due 7/1/2022 with Fixed Income Clearing Corp. collateralized by $363,500 of U.S. Treasury Note at 0.75% due 11/15/2024; value: $344,189; proceeds: $337,421 (cost $337,416)	$337,416	$337,416
Total Investments in Securities 105.71% (cost $11,969,171)		10,624,217
Less Unfunded Loan Commitments (0.05%) (cost $5,136)(m)		(4,942)
Net Investments in Securities 105.66% (cost $11,964,035)		10,619,275
Other Assets and Liabilities – Net(n) (5.66)		(568,922)
Net Assets 100.00%		$10,050,353

AUD	Australian Dollar.
CAD	Canadian Dollar.
CNY	Chinese Yuan Renminbi.
COP	Colombian Peso.
EUR	Euro.
GBP	British Pound.
JPY	Japanese Yen.
NZD	New Zealand Dollar.
SEK	Swedish Krona.
ZAR	South African Rand.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2022, the total value of Rule 144A securities was $3,129,756, which represents 31.14% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2022.
(a)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Securities purchased on a when-issued basis.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2022.
(f)	Interest rate to be determined.
(g)	Foreign security traded in U.S. dollars.
(h)	Security partially/fully unfunded. See Note (2(q)).
(i)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

See Notes to Financial Statements.	59

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2022

(j)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(k)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(l)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(m)	See Note (2(q)).
(n)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at June 30, 2022(1):

		Fund
Referenced	Central	Pays	Termination	Notional	Payments		Unrealized
Indexes	Clearing Party	(Quarterly)	Date	Amount	Upfront(2)	Value	Depreciation(3)
Markit CDX.NA.HY.S38(4)(5)	Bank of America	5.00%	6/20/2027	$158,400	$5,486	$4,625	$(861)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid/received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $861.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Centrally Cleared Interest Rate Swap Contracts at June 30, 2022:

	Periodic Payments	Periodic Payments
	to be Made	to be Received			Value/
Central	By The Fund	By The Fund	Termination	Notional	Unrealized
Clearingparty	(Quarterly)	(Quarterly)	Date	Amount	Appreciation
Bank of America(1)	2.571%	12-Month USD SOFR Index	11/30/2026	$112,000	$1,109

(1)	Central Clearinghouse: Intercontinental Exchange (ICE).

60	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2022

Open Forward Foreign Currency Exchange Contracts at June 30, 2022:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Mexican peso	Buy	State Street Bank and Trust	9/21/2022	475,000	$ 22,819	$ 23,283	$464
Norwegian krone	Buy	Toronto Dominion Bank	9/15/2022	90,000	9,104	9,152	48
British pound	Sell	J.P. Morgan	9/8/2022	172,000	215,797	209,632	6,165
Chilean peso	Sell	J.P. Morgan	9/6/2022	43,693,000	49,759	47,008	2,751
Euro	Sell	State Street Bank and Trust	9/12/2022	86,000	90,762	90,565	197
Indian rupee	Sell	Goldman Sachs	9/6/2022	8,236,000	105,187	103,698	1,489
Japanese yen	Sell	Toronto Dominion Bank	8/8/2022	45,000,000	345,324	332,349	12,975
South Korean	Sell	Bank of America	8/4/2022	140,250,000	110,990	108,861	2,129
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$26,218

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Australian dollar	Buy	Morgan Stanley	8/26/2022	125,000	$ 88,641	$ 86,319	$(2,322)
Brazilian	Buy	State Street Bank and Trust	9/12/2022	414,000	82,597	77,555	(5,042)
Canadian dollar	Buy	Bank of America	7/20/2022	224,000	177,414	174,024	(3,390)
Chilean peso	Buy	Goldman Sachs	9/6/2022	43,693,000	52,011	47,008	(5,003)
Chinese yuan	Buy	Toronto Dominion Bank	7/21/2022	2,642,000	409,369	394,697	(14,672)
Euro	Buy	Bank of America	9/12/2022	134,000	142,609	141,112	(1,497)
Euro	Buy	State Street Bank and Trust	9/12/2022	106,000	114,215	111,626	(2,589)
Indonesian rupiah	Buy	Toronto Dominion Bank	9/6/2022	789,000,000	54,115	52,664	(1,451)
Japanese yen	Buy	Credit Agricole CIB	8/8/2022	6,738,000	52,262	49,764	(2,498)
Japanese yen	Buy	Morgan Stanley	8/17/2022	127,250,000	979,128	940,426	(38,702)
Korean won	Buy	Toronto Dominion Bank	8/4/2022	140,250,000	110,687	108,861	(1,826)
Swedish krona	Buy	State Street Bank and Trust	7/21/2022	174,000	18,288	17,018	(1,270)
Swiss franc	Buy	State Street Bank and Trust	7/21/2022	47,000	49,607	49,280	(327)
Chinese yuan	Sell	Goldman Sachs	7/21/2022	1,060,000	158,030	158,357	(327)
Chinese yuan	Sell	State Street Bank and Trust	7/21/2022	700,000	103,368	104,571	(1,203)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(82,119)

See Notes to Financial Statements.	61

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2022

Open Futures Contracts at June 30, 2022:

					Notional		Notional	Unrealized
Type	Expiration	Contracts	Position		Amount		Value	Appreciation
U.S. 5-Year Treasury Note	September 2022	2	Short		$(226,676)		$(224,501)	$2,175

					Notional		Notional	Unrealized
Type	Expiration	Contracts	Position		Amount		Value	Depreciation
Euro-Bobl	September 2022	1	Short	EUR	(127,020)	EUR	(130,145)	$(3,125)
U.S. 10-Year Ultra Treasury Note	September 2022	2	Short		$(252,855)		$(254,749)	(1,894)
U.S. 2-Year Treasury Note	September 2022	1	Short		(207,904)		(210,015)	(2,111)
Total Unrealized Depreciation on Open Futures Contracts								$(7,130)

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$–	$99,719	$99,719
Remaining Industries	–	674,179	–	674,179
Convertible Bonds	–	25,388	–	25,388
Corporate Bonds	–	4,773,032	–	4,773,032
Floating Rate Loans
Commercial Services	–	26,202	15,335	41,537
Telecommunications	–	–	9,559	9,559
Remaining Industries	–	315,930	–	315,930
Less Unfunded Commitments	–	(4,942)	–	(4,942)
Foreign Government Obligations	–	2,325,025	–	2,325,025
Government Sponsored Enterprises Pass-Throughs	–	664,046	–	664,046
Government Sponsored Enterprises Securities	–	100,002	–	100,002
Municipal Bonds	–	66,646	–	66,646
Non-Agency Commercial Mortgage-Backed Securities	–	385,887	–	385,887
U.S. Treasury Obligations	–	805,851	–	805,851
Short-Term Investments
Repurchase Agreements	–	337,416	–	337,416
Total	$–	$10,494,662	$124,613	$10,619,275

62	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

GLOBAL BOND FUND June 30, 2022

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(861)	–	(861)
Centrally Cleared Interest Rate Swap Contract
Assets	–	1,109	–	1,109
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	26,218	–	26,218
Liabilities	–	(82,119)	–	(82,119)
Futures Contracts
Assets	2,175	–	–	2,175
Liabilities	(7,130)	–	–	(7,130)
Total	$(4,955)	$(55,653)	$–	$(60,608)

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuer and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset- Backed Securities	Floating Rate Loans	Non-Agency Commercial Mortgage Backed Securities
Balance as of January 1, 2022	$–	$–	$32,074
Accrued Discounts (Premiums)	2	7	27
Realized Gain (Loss)	–	(80)	319
Change in Unrealized Appreciation (Depreciation)	(2,871)	(891)	(1,795)
Purchases	–	21,054	–
Sales	–	(7,248)	(30,625)
Transfers into Level 3	102,588	12,052	–
Transfers out of Level 3	–	–	–
Balance as of June 30, 2022	$99,719	$24,894	$–
Change in unrealized appreciation/depreciation for the period ended June 30, 2022, related to Level 3 investments held at June 30, 2022	$(2,871)	$(891)	$–

See Notes to Financial Statements.	63

Statements of Assets and Liabilities (unaudited)

June 30, 2022

	Emerging Markets Bond Fund	Emerging Markets Corporate Debt Fund
ASSETS:
Investments in securities, at cost	$200,026,304	$79,479,539
Investments in securities, at fair value	$157,328,557	$68,779,324
Cash	16,485	4
Deposits with brokers for futures collateral	344,316	92,400
Deposit with brokers for forwards and swaps collateral	42,260	–
Foreign cash, at value (cost $4,833 and $0, respectively)	12	–
Receivables:
Interest and dividends	2,336,259	915,008
Capital shares sold	666,089	603,952
Investment securities sold	302,100	237
From advisor (See Note 3)	121	27,598
Variation margin for futures contracts	–	2,371
Unrealized appreciation on forward foreign currency exchange contracts	30,194	10,305
Prepaid expenses and other assets	61,527	69,913
Total assets	161,127,920	70,501,112
LIABILITIES:
Payables:
Investment securities purchased	798,440	299,064
Management fee	67,536	41,724
Directors’ fees	50,605	5,685
Variation margin for centrally cleared swap agreements	31,145	3,611
Capital shares reacquired	27,605	410,676
12b-1 distribution plan	9,292	7,173
Variation margin for futures contracts	7,502	–
Fund administration	5,403	2,384
Reverse repurchase agreement payable, at fair value	126,592	–
Foreign currency overdraft (cost $0 and $9,880, respectively)	–	9,844
Distributions payable	641,592	284,937
Accrued expenses and other liabilities	115,540	52,181
Total liabilities	1,881,252	1,117,279
Commitments and contingent liabilities
NET ASSETS	$159,246,668	$69,383,833
COMPOSITION OF NET ASSETS:
Paid-in capital	$316,797,934	$86,645,061
Total distributable earnings (loss)	(157,551,266)	(17,261,228)
Net Assets	$159,246,668	$69,383,833

64	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(continued)

June 30, 2022

	Emerging Markets Bond Fund	Emerging Markets Corporate Debt Fund
Net Assets by class:
Class A Shares	$8,958,498	$7,814,189
Class C Shares	$707,309	$1,425,290
Class F Shares	$1,422,337	$38,511,830
Class F3 Shares	$853,242	$9,611
Class I Shares	$146,714,194	$21,108,033
Class R3 Shares	$121,541	$196,281
Class R4 Shares	$63,889	$10,731
Class R5 Shares	$9,023	$16,678
Class R6 Shares	$396,635	$291,190
Outstanding shares by class:
Class A Shares (534 and 513 million shares of common stock authorized, $.001 par value)	2,287,353	615,916
Class C Shares (100 and 85 million shares of common stock authorized, $.001 par value)	179,494	112,329
Class F Shares (200.25 and 114 million shares of common stock authorized, $.001 par value)	362,993	3,034,469
Class F3 Shares (66.75 and 57 million shares of common stock authorized, $.001 par value)	218,213	758
Class I Shares (300.38 and 228 million shares of common stock authorized, $.001 par value)	37,521,199	1,665,902
Class R3 Shares (26.73 and 28.6 million shares of common stock authorized, $.001 par value)	31,085	15,473
Class R4 Shares (26.73 and 28.6 million shares of common stock authorized, $.001 par value)	16,334	846
Class R5 Shares (26.73 and 28.6 million shares of common stock authorized, $.001 par value)	2,308	1,314
Class R6 Shares (26.73 and 28.6 million shares of common stock authorized, $.001 par value)	101,413	22,949
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$3.92	$12.69
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$4.01	$12.98
Class C Shares-Net asset value	$3.94	$12.69
Class F Shares-Net asset value	$3.92	$12.69
Class F3 Shares-Net asset value*	$3.91	$12.69
Class I Shares-Net asset value	$3.91	$12.67
Class R3 Shares-Net asset value	$3.91	$12.69
Class R4 Shares-Net asset value	$3.91	$12.68
Class R5 Shares-Net asset value	$3.91	$12.69
Class R6 Shares-Net asset value	$3.91	$12.69

*	Net asset value may not recalculate due to rounding of fractional shares.

See Notes to Financial Statements.	65

Statements of Assets and Liabilities (unaudited)(continued)

June 30, 2022

Global Bond Fund
ASSETS:
Investments in securities, at cost	$11,964,035
Investments in securities, at fair value	$10,619,275
Deposits with brokers for futures collateral	11,921
Deposit with brokers for forwards and swaps collateral	24,171
Foreign cash, at value (cost $178,233)	171,259
Receivables:
Interest and dividends	79,838
Capital shares sold	2,685
Investment securities sold	616,867
From advisor (See Note 3)	15,815
Unrealized appreciation on forward foreign currency exchange contracts	26,218
Prepaid expenses and other assets	36,151
Total assets	11,604,200
LIABILITIES:
Payables:
Investment securities purchased	1,334,007
Management fee	3,622
Directors’ fees	1,023
Variation margin for centrally cleared swap agreements	15,641
Capital shares reacquired	439
12b-1 distribution plan	964
Variation margin for futures contracts	5,694
Fund administration	337
Unrealized depreciation on forward foreign currency exchange contracts	82,119
Unrealized depreciation on unfunded commitments	194
Distributions payable	24,256
Accrued expenses and other liabilities	85,551
Total liabilities	1,553,847
Commitments and contingent liabilities
NET ASSETS	$10,050,353
COMPOSITION OF NET ASSETS:
Paid-in capital	$12,188,368
Total distributable earnings (loss)	(2,138,015)
Net Assets	$10,050,353

66	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

June 30, 2022

Global Bond Fund
Net Assets by class:
Class A Shares	$2,532,948
Class C Shares	$253,583
Class F Shares	$1,945,003
Class F3 Shares	$1,316,548
Class I Shares	$1,751,693
Class R3 Shares	$250,514
Class R4 Shares	$218,029
Class R5 Shares	$218,970
Class R6 Shares	$1,563,065
Outstanding shares by class:
Class A Shares (770 million shares of common stock authorized, $.001 par value)	308,984
Class C Shares (100 million shares of common stock authorized, $.001 par value)	30,936
Class F Shares (192.5 million shares of common stock authorized, $.001 par value)	237,255
Class F3 Shares (192.5 million shares of common stock authorized, $.001 par value)	160,608
Class I Shares (385 million shares of common stock authorized, $.001 par value)	213,693
Class R3 Shares (28.88 million shares of common stock authorized, $.001 par value)	30,558
Class R4 Shares (28.88 million shares of common stock authorized, $.001 par value)	26,595
Class R5 Shares (28.88 million shares of common stock authorized, $.001 par value)	26,712
Class R6 Shares (178.38 million shares of common stock authorized, $.001 par value)	190,685
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$8.20
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$8.39
Class C Shares-Net asset value	$8.20
Class F Shares-Net asset value	$8.20
Class F3 Shares-Net asset value*	$8.20
Class I Shares-Net asset value	$8.20
Class R3 Shares-Net asset value	$8.20
Class R4 Shares-Net asset value	$8.20
Class R5 Shares-Net asset value	$8.20
Class R6 Shares-Net asset value	$8.20

*	Net asset value may not recalculate due to rounding of fractional shares.

See Notes to Financial Statements.	67

Statements of Operations (unaudited)

For the Six Months Ended June 30, 2022

	Emerging Markets Bond Fund	Emerging Markets Corporate Debt Fund
Investment income:
Dividends	$–	$504
Interest and other (net of foreign withholding taxes of $0 and $0, respectively)	4,716,057	2,008,483
Total investment income	4,716,057	2,008,987
Expenses:
Management fee	445,490	278,045
12b-1 distribution plan–Class A	10,696	8,899
12b-1 distribution plan–Class C	3,468	6,418
12b-1 distribution plan–Class F	945	27,829
12b-1 distribution plan–Class R3	413	524
12b-1 distribution plan–Class R4	77	19
Registration	54,743	55,492
Professional	41,563	21,686
Fund administration	35,639	15,888
Reports to shareholders	19,409	13,040
Shareholder servicing	19,341	53,597
Custody	6,308	2,236
Directors’ fees	1,456	600
Other	19,914	12,413
Gross expenses	659,462	496,686
Expense reductions (See Note 9)	(24)	(106)
Fees waived and expenses reimbursed (See Note 3)	(7,253)	(115,403)
Net expenses	652,185	381,177
Net investment income	4,063,872	1,627,810
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(4,853,299)	(3,901,621)
Net realized gain (loss) on futures contracts	1,015,288	183,228
Net realized gain (loss) on forward foreign currency exchange contracts	11,359	595
Net realized gain (loss) on OTC written options	16,663	–
Net realized gain (loss) on swap contracts	2,204	(1,188)
Net realized gain (loss) on foreign currency related transactions	(18,494)	(7,537)
Net change in unrealized appreciation/depreciation on investments	(38,110,606)	(10,595,981)
Net change in unrealized appreciation/depreciation on futures contracts	202,269	140,109
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	47,097	14,995
Net change in unrealized appreciation/depreciation on OTC written options	(16,640)	–
Net change in unrealized appreciation/depreciation on swap contracts	(4,678)	(2,101)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(5,134)	(848)
Net realized and unrealized gain (loss)	(41,713,971)	(14,170,349)
Net Decrease in Net Assets Resulting From Operations	$(37,650,099)	$(12,542,539)

68	See Notes to Financial Statements.

Statements of Operations (unaudited)(concluded)

For the Six Months Ended June 30, 2022

Global Bond Fund
Investment income:
Interest and other (net of foreign withholding taxes of $202)	$174,653
Total investment income	174,653
Expenses:
Management fee	23,618
12b-1 distribution plan–Class A	2,732
12b-1 distribution plan–Class C	1,195
12b-1 distribution plan–Class F	1,068
12b-1 distribution plan–Class R3	679
12b-1 distribution plan–Class R4	299
Registration	56,710
Professional	29,613
Fund administration	2,197
Reports to shareholders	6,495
Shareholder servicing	622
Custody	12,296
Directors’ fees	240
Other	6,559
Gross expenses	144,323
Expense reductions (See Note 9)	(11)
Fees waived and expenses reimbursed (See Note 3)	(107,708)
Net expenses	36,604
Net investment income	138,049
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(521,711)
Net realized gain (loss) on futures contracts	60,746
Net realized gain (loss) on forward foreign currency exchange contracts	(144,162)
Net realized gain (loss) on swap contracts	(15,540)
Net realized gain (loss) on foreign currency related transactions	10,261
Net change in unrealized appreciation/depreciation on investments	(1,368,355)
Net change in unrealized appreciation/depreciation on futures contracts	2,261
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	(24,205)
Net change in unrealized appreciation/depreciation on swap contracts	2,876
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(6,789)
Net change in unrealized appreciation/depreciation on unfunded commitments	(206)
Net realized and unrealized gain (loss)	(2,004,824)
Net Decrease in Net Assets Resulting From Operations	$(1,866,775)

See Notes to Financial Statements.	69

Statements of Changes in Net Assets

	Emerging Markets Bond Fund
DECREASE IN NET ASSETS	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021
Operations:
Net investment income	$4,063,872	$9,410,441
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, options written, swaps and foreign currency related transactions	(3,826,279)	3,201,219
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, OTC written options, securities sold short, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(37,887,692)	(21,646,171)
Net decrease in net assets resulting from operations	(37,650,099)	(9,034,511)
Distributions to shareholders:
Class A	(245,353)	(536,688)
Class C	(15,982)	(33,288)
Class F	(45,020)	(127,855)
Class F3	(27,984)	(49,132)
Class I	(3,899,011)	(9,247,192)
Class R3	(3,531)	(7,824)
Class R4	(1,402)	(2,624)
Class R5	(243)	(516)
Class R6	(10,070)	(19,715)
Total distributions to shareholders	(4,248,596)	(10,024,834)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	1,154,951	9,133,196
Reinvestment of distributions	4,223,012	9,969,054
Cost of shares reacquired	(11,972,570)	(93,849,821)
Net decrease in net assets resulting from capital share transactions	(6,594,607)	(74,747,571)
Net decrease in net assets	(48,493,302)	(93,806,916)
NET ASSETS:
Beginning of period	$207,739,970	$301,546,886
End of period	$159,246,668	$207,739,970

70	See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Emerging Markets Corporate Debt Fund
DECREASE IN NET ASSETS	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021
Operations:
Net investment income	$1,627,810	$2,636,924
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, options written, swaps and foreign currency related transactions	(3,726,523)	1,471,537
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, OTC written options, securities sold short, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(10,443,826)	(4,254,875)
Net decrease in net assets resulting from operations	(12,542,539)	(146,414)
Distributions to shareholders:
Class A	(189,847)	(381,814)
Class C	(28,203)	(55,843)
Class F	(1,211,799)	(2,242,881)
Class F3	(241)	(482)
Class I	(296,296)	(146,587)
Class R3	(4,173)	(6,318)
Class R4	(312)	(747)
Class R5	(400)	(4,359)
Class R6	(3,934)	(5,766)
Total distributions to shareholders	(1,735,205)	(2,844,797)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	29,239,647	30,997,015
Reinvestment of distributions	1,729,692	2,839,906
Cost of shares reacquired	(26,495,583)	(16,575,176)
Net decrease in net assets resulting from capital share transactions	4,473,756	17,261,745
Net decrease in net assets	(9,803,988)	14,270,534
NET ASSETS:
Beginning of period	$79,187,821	$64,917,287
End of period	$69,383,833	$79,187,821

See Notes to Financial Statements.	71

Statements of Changes in Net Assets (concluded)

	Global Bond Fund
DECREASE IN NET ASSETS	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021
Operations:
Net investment income	$138,049	$284,127
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swaps and foreign currency related transactions	(610,406)	149,398
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(1,394,418)	(783,535)
Net decrease in net assets resulting from operations	(1,866,775)	(350,010)
Distributions to shareholders:
Class A	(35,039)	(139,484)
Class C	(2,802)	(13,014)
Class F	(29,483)	(115,135)
Class F3	(20,028)	(79,779)
Class I	(26,552)	(105,634)
Class R3	(3,077)	(11,729)
Class R4	(3,006)	(12,919)
Class R5	(3,320)	(13,202)
Class R6	(23,727)	(94,890)
Total distributions to shareholders	(147,034)	(585,786)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	130,599	1,223,731
Reinvestment of distributions	12,611	43,413
Cost of shares reacquired	(84,283)	(571,362)
Net increase in net assets resulting from capital share transactions	58,927	695,782
Net decrease in net assets	(1,954,882)	(240,014)
NET ASSETS:
Beginning of period	$12,005,235	$12,245,249
End of period	$10,050,353	$12,005,235

72	See Notes to Financial Statements.

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Financial Highlights (unaudited)

EMERGING MARKETS BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class A
6/30/2022(c)	$4.95	$0.10	$(1.03)	$(0.93)	$(0.10)	$–	$(0.10)
12/31/2021	5.31	0.20	(0.35)	(0.15)	(0.21)	–	(0.21)
12/31/2020	5.29	0.21	0.03	0.24	(0.22)	–	(0.22)
12/31/2019	4.80	0.25	0.50	0.75	(0.26)	–	(0.26)
12/31/2018	5.42	0.18	(0.53)	(0.35)	(0.22)	(0.05)	(0.27)
12/31/2017	5.11	0.10	0.44	0.54	(0.23)	–	(0.23)
Class C
6/30/2022(c)	4.98	0.08	(1.03)	(0.95)	(0.09)	–	(0.09)
12/31/2021	5.34	0.17	(0.35)	(0.18)	(0.18)	–	(0.18)
12/31/2020	5.33	0.19	0.01	0.20	(0.19)	–	(0.19)
12/31/2019	4.83	0.22	0.51	0.73	(0.23)	–	(0.23)
12/31/2018	5.45	0.15	(0.53)	(0.38)	(0.20)	(0.04)	(0.24)
12/31/2017	5.14	0.07	0.44	0.51	(0.20)	–	(0.20)
Class F
6/30/2022(c)	4.95	0.10	(1.03)	(0.93)	(0.10)	–	(0.10)
12/31/2021	5.31	0.21	(0.35)	(0.14)	(0.22)	–	(0.22)
12/31/2020	5.29	0.22	0.03	0.25	(0.23)	–	(0.23)
12/31/2019	4.80	0.26	0.50	0.76	(0.27)	–	(0.27)
12/31/2018	5.42	0.17	(0.51)	(0.34)	(0.24)	(0.04)	(0.28)
12/31/2017	5.11	0.10	0.45	0.55	(0.24)	–	(0.24)
Class F3
6/30/2022(c)	4.94	0.10	(1.03)	(0.93)	(0.10)	–	(0.10)
12/31/2021	5.30	0.21	(0.35)	(0.14)	(0.22)	–	(0.22)
12/31/2020	5.29	0.22	0.03	0.25	(0.24)	–	(0.24)
12/31/2019	4.80	0.26	0.50	0.76	(0.27)	–	(0.27)
12/31/2018	5.41	0.20	(0.53)	(0.33)	(0.23)	(0.05)	(0.28)
4/4/2017 to 12/31/2017(f)	5.31	0.08	0.21	0.29	(0.19)	–	(0.19)
Class I
6/30/2022(c)	4.94	0.10	(1.03)	(0.93)	(0.10)	–	(0.10)
12/31/2021	5.30	0.21	(0.35)	(0.14)	(0.22)	–	(0.22)
12/31/2020	5.28	0.22	0.03	0.25	(0.23)	–	(0.23)
12/31/2019	4.80	0.26	0.49	0.75	(0.27)	–	(0.27)
12/31/2018	5.41	0.20	(0.53)	(0.33)	(0.23)	(0.05)	(0.28)
12/31/2017	5.10	0.11	0.44	0.55	(0.24)	–	(0.24)
Class R3
6/30/2022(c)	4.94	0.09	(1.03)	(0.94)	(0.09)	–	(0.09)
12/31/2021	5.30	0.18	(0.34)	(0.16)	(0.20)	–	(0.20)
12/31/2020	5.28	0.20	0.03	0.23	(0.21)	–	(0.21)
12/31/2019	4.80	0.24	0.49	0.73	(0.25)	–	(0.25)
12/31/2018	5.41	0.17	(0.52)	(0.35)	(0.22)	(0.04)	(0.26)
12/31/2017	5.10	0.08	0.44	0.52	(0.21)	–	(0.21)

74	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$3.92	(18.96	)(d)	0.92	(e)	0.92	(e)	4.39	(e)	$8,958	21	(d)
4.95	(2.81)		0.87		0.87		3.89		13,738	56
5.31	4.99		0.90		0.91		4.22		13,811	49
5.29	15.91		0.96		0.96		4.89		13,433	47
4.80	(6.55)		0.98		0.98		3.41		9,636	135
5.42	10.73		0.94		0.94		1.84		17,746	35

3.94	(19.30	)(d)	1.57	(e)	1.58	(e)	3.73	(e)	707	21	(d)
4.98	(3.41)		1.52		1.52		3.24		906	56
5.34	4.13		1.54		1.55		3.68		1,074	49
5.33	15.34		1.58		1.58		4.32		1,441	47
4.83	(7.06)		1.59		1.59		2.84		1,769	135
5.45	10.03		1.55		1.55		1.22		3,158	35

3.92	(18.88	)(d)	0.71	(e)	0.82	(e)	4.59	(e)	1,422	21	(d)
4.95	(2.63)		0.66		0.77		4.07		2,581	56
5.31	5.17		0.70		0.81		4.37		2,802	49
5.29	16.08		0.76		0.86		5.02		5,064	47
4.80	(6.44)		0.84		0.87		3.36		3,821	135
5.42	10.83		0.84		0.84		1.94		7,311	35

3.91	(18.92	)(d)	0.70	(e)	0.71	(e)	4.61	(e)	853	21	(d)
4.94	(2.63)		0.65		0.66		4.06		1,493	56
5.30	5.01		0.70		0.71		4.45		694	49
5.29	16.15		0.75		0.75		5.08		710	47
4.80	(6.19)		0.76		0.76		3.84		429	135
5.41	5.45	(d)	0.75	(e)	0.75	(e)	2.06	(e)	457	35

3.91	(18.92	)(d)	0.72	(e)	0.72	(e)	4.59	(e)	146,714	21	(d)
4.94	(2.63)		0.67		0.67		4.09		188,299	56
5.30	5.19		0.70		0.71		4.36		282,521	49
5.28	15.92		0.76		0.76		5.13		160,122	47
4.80	(6.19)		0.78		0.78		3.81		164,990	135
5.41	10.96		0.74		0.74		2.03		189,184	35

3.91	(19.12	)(d)	1.21	(e)	1.22	(e)	4.08	(e)	122	21	(d)
4.94	(3.12)		1.16		1.17		3.60		203	56
5.30	4.68		1.21		1.22		3.92		198	49
5.28	15.59		1.26		1.26		4.63		194	47
4.80	(6.85)		1.28		1.28		3.39		255	135
5.41	10.42		1.23		1.23		1.55		264	35

See Notes to Financial Statements.	75

Financial Highlights (unaudited)(continued)

EMERGING MARKETS BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class R4
6/30/2022(c)	$4.94	$0.09	$(1.02)	$(0.93)	$(0.10)	$–	$(0.10)
12/31/2021	5.30	0.20	(0.35)	(0.15)	(0.21)	–	(0.21)
12/31/2020	5.29	0.22	0.01	0.23	(0.22)	–	(0.22)
12/31/2019	4.80	0.25	0.50	0.75	(0.26)	–	(0.26)
12/31/2018	5.42	0.18	(0.53)	(0.35)	(0.22)	(0.05)	(0.27)
12/31/2017	5.11	0.10	0.44	0.54	(0.23)	–	(0.23)
Class R5
6/30/2022(c)	4.94	0.10	(1.02)	(0.92)	(0.11)	–	(0.11)
12/31/2021	5.30	0.21	(0.35)	(0.14)	(0.22)	–	(0.22)
12/31/2020	5.28	0.22	0.04	0.26	(0.24)	–	(0.24)
12/31/2019	4.80	0.26	0.49	0.75	(0.27)	–	(0.27)
12/31/2018	5.41	0.20	(0.52)	(0.32)	(0.24)	(0.05)	(0.29)
12/31/2017	5.10	0.11	0.44	0.55	(0.24)	–	(0.24)
Class R6
6/30/2022(c)	4.94	0.10	(1.02)	(0.92)	(0.11)	–	(0.11)
12/31/2021	5.30	0.21	(0.35)	(0.14)	(0.22)	–	(0.22)
12/31/2020	5.29	0.22	0.03	0.25	(0.24)	–	(0.24)
12/31/2019	4.80	0.26	0.50	0.76	(0.27)	–	(0.27)
12/31/2018	5.41	0.19	(0.51)	(0.32)	(0.24)	(0.05)	(0.29)
12/31/2017	5.10	0.11	0.44	0.55	(0.24)	–	(0.24)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.

76	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$3.91	(19.02	)(d)	0.97	(e)	0.97	(e)	4.34	(e)	$64	21	(d)
4.94	(2.88)		0.92		0.93		3.84		64	56
5.30	4.74		0.96		0.97		4.32		71	49
5.29	15.85		1.02		1.02		4.81		138	47
4.80	(6.60)		1.03		1.03		3.53		55	135
5.42	10.67		0.99		0.99		1.83		27	35

3.91	(18.91	)(d)	0.67	(e)	0.67	(e)	4.66	(e)	9	21	(d)
4.94	(2.60)		0.64		0.64		4.13		11	56
5.30	5.22		0.68		0.69		4.47		12	49
5.28	15.92		0.74		0.74		5.14		12	47
4.80	(6.17)		0.76		0.76		4.03		18	135
5.41	10.97		0.73		0.73		2.06		11	35

3.91	(18.92	)(d)	0.71	(e)	0.71	(e)	4.60	(e)	397	21	(d)
4.94	(2.62)		0.66		0.66		4.10		445	56
5.30	5.01		0.70		0.71		4.46		363	49
5.29	16.15		0.75		0.75		5.11		430	47
4.80	(6.17)		0.76		0.76		3.74		317	135
5.41	10.99		0.74		0.74		2.11		524	35

See Notes to Financial Statements.	77

Financial Highlights (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
6/30/2022(c)	$15.14	$0.28	$(2.44)	$(2.16)	$(0.29)	$–	$(0.29)
12/31/2021	15.78	0.53	(0.59)	(0.06)	(0.58)	–	(0.58)
12/31/2020	15.54	0.56	0.29 (f)	0.85	(0.61)	–	(0.61)
12/31/2019	14.31	0.64	1.27	1.91	(0.68)	–	(0.68)
12/31/2018	15.54	0.61	(1.16)	(0.55)	(0.65)	(0.03)	(0.68)
12/31/2017	15.08	0.59	0.67	1.26	(0.64)	(0.16)	(0.80)
Class C
6/30/2022(c)	15.15	0.23	(2.44)	(2.21)	(0.25)	–	(0.25)
12/31/2021	15.78	0.44	(0.59)	(0.15)	(0.48)	–	(0.48)
12/31/2020	15.54	0.46	0.29 (f)	0.75	(0.51)	–	(0.51)
12/31/2019	14.31	0.55	1.26	1.81	(0.58)	–	(0.58)
12/31/2018	15.55	0.52	(1.18)	(0.66)	(0.55)	(0.03)	(0.58)
12/31/2017	15.07	0.48	0.69	1.17	(0.53)	(0.16)	(0.69)
Class F
6/30/2022(c)	15.15	0.28	(2.44)	(2.16)	(0.30)	–	(0.30)
12/31/2021	15.79	0.55	(0.60)	(0.05)	(0.59)	–	(0.59)
12/31/2020	15.54	0.57	0.30 (f)	0.87	(0.62)	–	(0.62)
12/31/2019	14.31	0.65	1.27	1.92	(0.69)	–	(0.69)
12/31/2018	15.55	0.63	(1.18)	(0.55)	(0.66)	(0.03)	(0.69)
12/31/2017	15.08	0.61	0.68	1.29	(0.66)	(0.16)	(0.82)
Class F3
6/30/2022(c)	15.14	0.30	(2.43)	(2.13)	(0.32)	–	(0.32)
12/31/2021	15.78	0.59	(0.59)	–	(0.64)	–	(0.64)
12/31/2020	15.54	0.61	0.30 (f)	0.91	(0.67)	–	(0.67)
12/31/2019	14.31	0.70	1.26	1.96	(0.73)	–	(0.73)
12/31/2018	15.55	0.67	(1.18)	(0.51)	(0.70)	(0.03)	(0.73)
4/4/2017 to 12/31/2017(g)	15.43	0.48	0.32	0.80	(0.52)	(0.16)	(0.68)
Class I
6/30/2022(c)	15.13	0.29	(2.44)	(2.15)	(0.31)	–	(0.31)
12/31/2021	15.77	0.56	(0.59)	(0.03)	(0.61)	–	(0.61)
12/31/2020	15.53	0.58	0.30 (f)	0.88	(0.64)	–	(0.64)
12/31/2019	14.31	0.68	1.24	1.92	(0.70)	–	(0.70)
12/31/2018	15.55	0.64	(1.17)	(0.53)	(0.68)	(0.03)	(0.71)
12/31/2017	15.08	0.63	0.68	1.31	(0.68)	(0.16)	(0.84)
Class R3
6/30/2022(c)	15.14	0.26	(2.44)	(2.18)	(0.27)	–	(0.27)
12/31/2021	15.78	0.48	(0.59)	(0.11)	(0.53)	–	(0.53)
12/31/2020	15.54	0.51	0.30 (f)	0.81	(0.57)	–	(0.57)
12/31/2019	14.31	0.60	1.26	1.86	(0.63)	–	(0.63)
12/31/2018	15.54	0.64	(1.16)	(0.52)	(0.68)	(0.03)	(0.71)
12/31/2017	15.07	0.63	0.68	1.31	(0.68)	(0.16)	(0.84)

78	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$12.69	(14.36	)(d)	1.05	(e)	1.34	(e)	4.01	(e)	$7,814	35	(d)
15.14	(0.39)		1.05		1.35		3.46		10,050	83
15.78	5.78		1.05		1.47		3.73		9,218	66
15.54	13.56		1.05		1.62		4.24		11,660	64
14.31	(3.65)		1.05		1.54		4.14		8,729	56
15.54	8.54		1.05		1.55		3.80		13,809	81

12.69	(14.68	)(d)	1.68	(e)	1.98	(e)	3.39	(e)	1,425	35	(d)
15.15	(0.94)		1.67		1.97		2.84		1,748	83
15.78	5.09		1.71		2.13		3.08		1,840	66
15.54	12.85		1.68		2.25		3.61		2,307	64
14.31	(4.28)		1.71		2.20		3.50		1,926	56
15.55	7.85		1.76		2.27		3.10		2,261	81

12.69	(14.37	)(d)	0.95	(e)	1.24	(e)	4.10	(e)	38,512	35	(d)
15.15	(0.23)		0.95		1.25		3.55		61,510	83
15.79	5.87		0.95		1.37		3.80		50,424	66
15.54	13.66		0.95		1.51		4.30		42,660	64
14.31	(3.63)		0.95		1.44		4.22		24,115	56
15.55	8.71		0.95		1.45		3.89		27,640	81

12.69	(14.21	)(d)	0.69	(e)	0.99	(e)	4.39	(e)	10	35	(d)
15.14	(0.02)		0.68		0.99		3.83		11	83
15.78	6.16		0.69		1.07		4.10		12	66
15.54	13.94		0.70		1.25		4.61		12	64
14.31	(3.32)		0.68		1.21		4.49		10	56
15.55	5.21	(d)	0.67	(e)	1.24	(e)	4.15	(e)	11	81

12.67	(14.35	)(d)	0.84	(e)	1.14	(e)	4.25	(e)	21,108	35	(d)
15.13	(0.14)		0.85		1.15		3.63		5,449	83
15.77	5.90		0.85		1.26		3.85		2,850	66
15.53	13.69		0.85		1.45		4.51		5,635	64
14.31	(3.46)		0.85		1.35		4.35		8,891	56
15.55	8.84		0.85		1.37		4.04		11,674	81

12.69	(14.55	)(d)	1.35	(e)	1.64	(e)	3.72	(e)	196	35	(d)
15.14	(0.68)		1.35		1.65		3.14		228	83
15.78	5.46		1.35		1.77		3.43		153	66
15.54	13.31		1.35		1.92		3.96		147	64
14.31	(3.53)		0.85		1.85		4.35		125	56
15.54	8.84		0.85		1.87		4.04		148	81

See Notes to Financial Statements.	79

Financial Highlights (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R4
6/30/2022(c)	$15.13	$0.27	$(2.43)	$(2.16)	$(0.29)	$–	$(0.29)
12/31/2021	15.77	0.53	(0.60)	(0.07)	(0.57)	–	(0.57)
12/31/2020	15.53	0.55	0.29 (f)	0.84	(0.60)	–	(0.60)
12/31/2019	14.30	0.64	1.26	1.90	(0.67)	–	(0.67)
12/31/2018	15.54	0.60	(1.17)	(0.57)	(0.64)	(0.03)	(0.67)
12/31/2017	15.07	0.59	0.68	1.27	(0.64)	(0.16)	(0.80)
Class R5
6/30/2022(c)	15.15	0.29	(2.44)	(2.15)	(0.31)	–	(0.31)
12/31/2021	15.78	0.60	(0.62)	(0.02)	(0.61)	–	(0.61)
12/31/2020	15.54	0.59	0.29 (f)	0.88	(0.64)	–	(0.64)
12/31/2019	14.31	0.67	1.27	1.94	(0.71)	–	(0.71)
12/31/2018	15.55	0.65	(1.18)	(0.53)	(0.68)	(0.03)	(0.71)
12/31/2017	15.07	0.63	0.69	1.32	(0.68)	(0.16)	(0.84)
Class R6
6/30/2022(c)	15.15	0.30	(2.44)	(2.14)	(0.32)	–	(0.32)
12/31/2021	15.78	0.59	(0.58)	0.01	(0.64)	–	(0.64)
12/31/2020	15.54	0.61	0.30 (f)	0.91	(0.67)	–	(0.67)
12/31/2019	14.31	0.69	1.27	1.96	(0.73)	–	(0.73)
12/31/2018	15.54	0.67	(1.17)	(0.50)	(0.70)	(0.03)	(0.73)
12/31/2017	15.07	0.65	0.68	1.33	(0.70)	(0.16)	(0.86)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended December 31, 2020, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(g)	Commenced on April 4, 2017.

80	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$12.68	(14.45	)(d)	1.10	(e)	1.36	(e)	3.91	(e)	$11	35	(d)
15.13	(0.37)		1.10		1.40		3.42		21	83
15.77	5.74		1.10		1.53		3.68		20	66
15.53	13.52		1.10		1.67		4.23		15	64
14.30	(3.77)		1.10		1.57		4.08		14	56
15.54	8.57		1.11		1.62		3.80		12	81

12.69	(14.27	)(d)	0.85	(e)	1.13	(e)	4.20	(e)	17	35	(d)
15.15	(0.20)		0.85		1.18		3.83		20	83
15.78	5.99		0.85		1.27		3.93		268	66
15.54	13.79		0.85		1.42		4.47		248	64
14.31	(3.45)		0.85		1.39		4.43		240	56
15.55	8.84		0.85		1.37		4.04		54	81

12.69	(14.26	)(d)	0.69	(e)	1.03	(e)	4.46	(e)	291	35	(d)
15.15	0.05		0.68		1.02		3.83		150	83
15.78	6.16		0.69		1.10		4.09		133	66
15.54	13.94		0.71		1.26		4.59		128	64
14.31	(3.31)		0.69		1.28		4.60		96	56
15.54	9.01		0.70		1.22		4.21		12	81

See Notes to Financial Statements.	81

Financial Highlights (unaudited)(continued)

GLOBAL BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
6/30/2022(c)	$9.85	$0.11	$(1.64)	$(1.53)	$(0.12)	$–	$(0.12)
12/31/2021	10.63	0.22	(0.52)	(0.30)	(0.40)	(0.08)	(0.48)
12/31/2020	10.13	0.24	0.56	0.80	(0.30)	–	(0.30)
12/31/2019	9.71	0.26	0.54	0.80	(0.33)	(0.05)	(0.38)
7/26/2018 to 12/31/2018(f)(g)	10.00	0.11	(0.26)	(0.15)	(0.14)	–	(0.14)
Class C
6/30/2022(c)	9.85	0.08	(1.64)	(1.56)	(0.09)	–	(0.09)
12/31/2021	10.63	0.16	(0.53)	(0.37)	(0.33)	(0.08)	(0.41)
12/31/2020	10.13	0.18	0.56	0.74	(0.24)	–	(0.24)
12/31/2019	9.71	0.18	0.54	0.72	(0.25)	(0.05)	(0.30)
7/26/2018 to 12/31/2018(f)(g)	10.00	0.08	(0.27)	(0.19)	(0.10)	–	(0.10)
Class F
6/30/2022(c)	9.85	0.12	(1.65)	(1.53)	(0.12)	–	(0.12)
12/31/2021	10.63	0.25	(0.53)	(0.28)	(0.42)	(0.08)	(0.50)
12/31/2020	10.13	0.25	0.57	0.82	(0.32)	–	(0.32)
12/31/2019	9.71	0.28	0.54	0.82	(0.35)	(0.05)	(0.40)
7/26/2018 to 12/31/2018(f)(g)	10.00	0.12	(0.26)	(0.14)	(0.15)	–	(0.15)
Class F3
6/30/2022(c)	9.85	0.12	(1.65)	(1.53)	(0.12)	–	(0.12)
12/31/2021	10.63	0.25	(0.53)	(0.28)	(0.42)	(0.08)	(0.50)
12/31/2020	10.13	0.26	0.57	0.83	(0.33)	–	(0.33)
12/31/2019	9.71	0.29	0.54	0.83	(0.36)	(0.05)	(0.41)
7/26/2018 to 12/31/2018(f)(g)	10.00	0.13	(0.27)	(0.14)	(0.15)	–	(0.15)
Class I
6/30/2022(c)	9.85	0.12	(1.65)	(1.53)	(0.12)	–	(0.12)
12/31/2021	10.63	0.25	(0.53)	(0.28)	(0.42)	(0.08)	(0.50)
12/31/2020	10.13	0.26	0.56	0.82	(0.32)	–	(0.32)
12/31/2019	9.71	0.28	0.54	0.82	(0.35)	(0.05)	(0.40)
7/26/2018 to 12/31/2018(f)(g)	10.00	0.12	(0.26)	(0.14)	(0.15)	–	(0.15)
Class R3
6/30/2022(c)	9.85	0.09	(1.64)	(1.55)	(0.10)	–	(0.10)
12/31/2021	10.63	0.19	(0.52)	(0.33)	(0.37)	(0.08)	(0.45)
12/31/2020	10.13	0.21	0.56	0.77	(0.27)	–	(0.27)
12/31/2019	9.71	0.23	0.54	0.77	(0.30)	(0.05)	(0.35)
7/26/2018 to 12/31/2018(f)(g)	10.00	0.10	(0.26)	(0.16)	(0.13)	–	(0.13)

82	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$8.20	(15.59	)(d)	0.78	(e)	2.72	(e)	2.40	(e)	$2,533	81	(d)
9.85	(3.02)		0.78		2.78		2.17		2,965	126
10.63	8.18		0.78		2.44		2.38		2,737	239
10.13	8.32		0.78		3.03		2.56		2,151	315
9.71	(1.42	)(d)(h)	0.78	(e)	2.77	(e)	2.64	(e)	1,969	123

8.20	(15.85	)(d)	1.40	(e)	3.34	(e)	1.77	(e)	254	81	(d)
9.85	(3.62)		1.40		3.42		1.56		330	126
10.63	7.52		1.39		3.05		1.77		294	239
10.13	7.48		1.56		3.81		1.78		277	315
9.71	(1.76	)(d)(h)	1.58	(e)	3.57	(e)	1.84	(e)	245	123

8.20	(15.59	)(d)	0.58	(e)	2.62	(e)	2.60	(e)	1,945	81	(d)
9.85	(2.73)		0.58		2.67		2.38		2,336	126
10.63	8.39		0.58		2.25		2.45		2,365	239
10.13	8.53		0.58		2.93		2.76		2,139	315
9.71	(1.33	)(d)(h)	0.58	(e)	2.67	(e)	2.84	(e)	1,971	123

8.20	(15.50	)(d)	0.57	(e)	2.52	(e)	2.61	(e)	1,317	81	(d)
9.85	(2.72)		0.56		2.57		2.41		1,581	126
10.63	8.37		0.51		2.23		2.65		1,707	239
10.13	8.66		0.46		2.78		2.88		1,607	315
9.71	(1.28	)(d)(h)	0.46	(e)	2.55	(e)	2.96	(e)	1,479	123

8.20	(15.50	)(d)	0.58	(e)	2.52	(e)	2.60	(e)	1,752	81	(d)
9.85	(2.74)		0.58		2.57		2.38		2,104	126
10.63	8.29		0.58		2.25		2.58		2,271	239
10.13	8.53		0.58		2.83		2.76		2,139	315
9.71	(1.33	)(d)(h)	0.58	(e)	2.57	(e)	2.84	(e)	1,971	123

8.20	(15.71	)(d)	1.08	(e)	3.02	(e)	2.10	(e)	251	81	(d)
9.85	(3.23)		1.08		3.07		1.88		294	126
10.63	7.75		1.08		2.75		2.08		281	239
10.13	8.00		1.08		3.33		2.26		265	315
9.71	(1.54	)(d)(h)	1.08	(e)	3.07	(e)	2.34	(e)	246	123

See Notes to Financial Statements.	83

Financial Highlights (unaudited)(concluded)

GLOBAL BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R4
6/30/2022(c)	$9.85	$0.11	$(1.65)	$(1.54)	$(0.11)	$–	$(0.11)
12/31/2021	10.63	0.22	(0.53)	(0.31)	(0.39)	(0.08)	(0.47)
12/31/2020	10.13	0.23	0.57	0.80	(0.30)	–	(0.30)
12/31/2019	9.71	0.25	0.54	0.79	(0.32)	(0.05)	(0.37)
7/26/2018 to 12/31/2018(f)(g)	10.00	0.11	(0.26)	(0.15)	(0.14)	–	(0.14)
Class R5
6/30/2022(c)	9.85	0.12	(1.65)	(1.53)	(0.12)	–	(0.12)
12/31/2021	10.63	0.25	(0.53)	(0.28)	(0.42)	(0.08)	(0.50)
12/31/2020	10.13	0.26	0.56	0.82	(0.32)	–	(0.32)
12/31/2019	9.71	0.28	0.54	0.82	(0.35)	(0.05)	(0.40)
7/26/2018 to 12/31/2018(f)(g)	10.00	0.12	(0.26)	(0.14)	(0.15)	–	(0.15)
Class R6
6/30/2022(c)	9.85	0.12	(1.65)	(1.53)	(0.12)	–	(0.12)
12/31/2021	10.63	0.25	(0.53)	(0.28)	(0.42)	(0.08)	(0.50)
12/31/2020	10.13	0.26	0.57	0.83	(0.33)	–	(0.33)
12/31/2019	9.71	0.29	0.54	0.83	(0.36)	(0.05)	(0.41)
7/26/2018 to 12/31/2018(f)(g)	10.00	0.13	(0.27)	(0.14)	(0.15)	–	(0.15)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on 07/26/2018, SEC effective date and date shares first became available to the public was 8/1/2018.
(g)	Net investment income, net realized and unrealized gain amounted to less than $.01 for the period 7/26/2018 through 8/1/2018.
(h)	Total return for the period 8/1/2018 through 12/31/2018 was (1.51)% for Class A, (1.85)% for Class C, (1.43)% for Class F,(1.38)% for Class F3, (1.43)% for Class I, (1.64)% for Class R3, (1.53)% for Class R4, (1.43)% for Class R5 and (1.38)% for Class R6.

84	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$8.20	(15.69	)(d)	0.83	(e)	2.77	(e)	2.36	(e)	$218	81	(d)
9.85	(2.98)		0.83		2.80		2.14		262	126
10.63	8.13		0.83		2.50		2.33		303	239
10.13	8.26		0.83		3.08		2.51		266	315
9.71	(1.44	)(d)(h)	0.83	(e)	2.82	(e)	2.59	(e)	246	123

8.20	(15.50	)(d)	0.58	(e)	2.52	(e)	2.61	(e)	219	81	(d)
9.85	(2.74)		0.58		2.57		2.38		263	126
10.63	8.29		0.58		2.25		2.58		284	239
10.13	8.53		0.58		2.83		2.76		267	315
9.71	(1.33	)(d)(h)	0.58	(e)	2.57	(e)	2.84	(e)	246	123

8.20	(15.50	)(d)	0.57	(e)	2.52	(e)	2.61	(e)	1,563	81	(d)
9.85	(2.72)		0.56		2.56		2.40		1,870	126
10.63	8.37		0.51		2.22		2.65		2,002	239
10.13	8.66		0.46		2.78		2.88		1,782	315
9.71	(1.28	)(d)(h)	0.46	(e)	2.56	(e)	2.96	(e)	1,611	123

See Notes to Financial Statements.	85

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988.

The Company consists of the following three funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Emerging Markets Bond Fund (“Emerging Markets Bond Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Global Bond Fund (“Global Bond Fund”)	A, C, F, F3, I, R3, R4, R5 and R6

Emerging Markets Corporate Debt Fund and Global Bond Fund are each diversified as defined in the Act and Emerging Markets Bond Fund is non-diversified as defined in the Act.

Emerging Markets Bond Fund’s investment objective is to seek high total return. Emerging Markets Corporate Debt Fund’s and Global Bond Fund’s investment objective is total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class C shares redeemed before the first anniversary of purchase. Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the Class C shares have been held at least eight years.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these

Notes to Financial Statements (unaudited)(continued)

procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (unaudited)(continued)

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S federal tax returns remains open for the fiscal years ended December 31, 2019 through December 31, 2021. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 bear only their class-specific shareholder servicing expenses. Class A, C, F, R3 and R4 shares bear their class- specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions on each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts on each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts on each Fund’s Statement of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into

Notes to Financial Statements (unaudited)(continued)

a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by each Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Inflation-Linked Derivatives–Inflation Focused Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Agreements (“CPI swaps”). A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted. The swaps are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on swaps in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap is recorded in realized gain (loss) and is included in Net realized gain (loss) on swaps in the Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For the centrally cleared CPI swaps, there was minimal counterparty risk to the Fund, since such CPI swaps entered into were traded through a central clearinghouse, which guarantees against default.

(j)	Credit Default Swaps–Each Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund makes periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Notes to Financial Statements (unaudited)(continued)

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For the centrally cleared credit default swaps, there was minimal counterparty risk to the Funds, since such credit default swaps entered into were traded through a central clearinghouse, which guarantees against default.

(k)	Options–Each Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When a fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability in the Statements of Assets and Liabilities. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, each Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by each Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that each Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Notes to Financial Statements (unaudited)(continued)

(l)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(m)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(n)	Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(o)	Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(p)	Reverse Repurchase Agreements–Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose each Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to each Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that a Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by each Fund may decline below the repurchase price.

Notes to Financial Statements (unaudited)(continued)

For the six months ended June 30, 2022, the average interest rate paid, the amount of interest received and the average principal amount for the days borrowed in the period were as follows:

Fund	Interest Rate	Interest Expense	Average Amount Borrowed
Emerging Markets Bond Fund	(5.00)%	$158	$126,750

(q)	Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statements of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments, if any, on the Statements of Assets and Liabilities represent mark to market of the unfunded portion of each Fund’s floating rate notes.

As of June 30, 2022, the Global Bond Fund had the following unfunded loan commitments:

Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation/ Depreciation
Element Materials Technology Group US Holdings Inc. 2022 USD Delayed Draw Term Loan	$5,136	$4,942	$5,136	$(194)

(r)	Interest Rate Swaps–Each Fund may enter into interest rate swap agreements. Pursuant to interest rate swap agreements, a Fund either makes floating-rate payments to the counterparty (or Central counterparty clearing house (“CCP”) in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or a Fund makes fixed-rate payments to the counterparty or CCP in exchange for payments on a floating benchmark

Notes to Financial Statements (unaudited)(continued)

interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

(s)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of June 30, 2022 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

Notes to Financial Statements (unaudited)(continued)

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Emerging Markets Bond Fund

First $1 billion	.50%
Over $1 billion	.45%

Emerging Markets Corporate Debt Fund

First $2 billion	.70%
Next $3 billion	.65%
Over $5 billion	.60%

Global Bond Fund

First $3 billion	.43%
Over $3 billion	.40%

For the six months ended June 30, 2022, the effective management fee, net of any applicable waivers, was the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Emerging Markets Bond Fund	.50%
Emerging Markets Corporate Debt Fund	.42%
Global Bond Fund	.00%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. Lord Abbett voluntarily waived the following fund administration fees during the six months ended June 30, 2022.

Fund	Fund Administration Fee
Emerging Markets Bond Fund	$ 6,308
Emerging Markets Corporate Debt Fund	2,236
Global Bond Fund	12,296

For the six months ended June 30, 2022 and continuing through April 30, 2023, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit the total net annual operating expenses, excluding 12b-1 fees, to the following annual rates:

Fund	Emerging Markets Corporate Debt Fund
Classes*	Effective May 1, 2022	Prior to May 1, 2022
A, C, F, I, R3, R4, R5	.85%	.85%
F3 and R6	.71%	.68%

Fund	Global Bond Fund
Classes*	Effective May 1, 2022	Prior to May 1, 2022
A, C, F, I, R3, R4, R5	.58%	.58%
F3 and R6	.57%	.57%

*	If applicable.

All contractual fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

Notes to Financial Statements (unaudited)(continued)

12b–1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, R3 and R4 shares pursuant to Rule 12b–1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C(1)	Class F(2)(3)	Class R3**	Class R4
Service	.15%	.25%	–	.25%	.25%
Distribution	.05%	.75%	.10%	.25%	–

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
**	Prior to the sale of shares to unaffiliated investors, service and distribution fees were fully waived.
(1)	Each Fund’s Class C 12b-1 fee is a blended rate calculated based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of the Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of the Funds will bear Rule 12b-1 fees at the same rate.
(2)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(3)	For the six months ended June 30, 2022 and continuing through April 30, 2023, the Distributor has contractually agreed to waive Emerging Markets Bond Fund’s and Global Bond Fund’s 0.10% Rule 12b-1 fee for Class F. These agreements may be terminated only by the Board.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers for the six months ended June 30, 2022:

	Distributor Commissions	Dealers’ Concessions
Emerging Markets Bond Fund	$113	$736
Emerging Markets Corporate Debt Fund	164	804
Global Bond Fund	–	–

Distributor received the following amount of CDSCs for the six months ended June 30, 2022.

	Class A	Class C
Emerging Markets Bond Fund	$1,177	$3
Emerging Markets Corporate Debt Fund	–	–
Global Bond Fund	–	–

Other Related Parties

As of June 30, 2022, the percentages of Emerging Markets Bond Fund’s outstanding shares owned by Lord Abbett Multi-Asset Balanced Opportunity Fund and Lord Abbett Multi-Asset Income Fund, were 59.08% and 30.70%, respectively.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for the Funds. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended June 30, 2022 and fiscal year ended December 31, 2021 was as follows:

	Emerging Markets Bond Fund		Emerging Markets Corporate Debt Fund
	Six Months Ended 6/30/2022 (unaudited)	Year Ended 12/31/2021	Six Months Ended 6/30/2022 (unaudited)	Year Ended 12/31/2021
Distributions paid from:
Ordinary income	$4,248,596	$10,024,834	$1,735,205	$2,844,797
Total distributions paid	$4,248,596	$10,024,834	$1,735,205	$2,844,797

	Global Bond Fund
	Six Months Ended 6/30/2022 (unaudited)	Year Ended 12/31/2021
Distributions paid from:
Ordinary income	$147,034	$494,231
Net long-term capital gains		91,555
Total distributions paid	$147,034	$585,786

As of December 31, 2021, the following funds had capital losses, which will carry forward indefinitely:

Indefinite
Emerging Markets Bond Fund	$109,736,858
Emerging Markets Corporate Debt Fund	2,592,661
Global Bond Fund	64,998

As of June 30, 2022, the aggregate unrealized security gains and losses on investments and other financial instruments, if any, based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets Bond Fund	Emerging Markets Corporate Debt Fund
Tax cost	$200,507,815	$79,622,451
Gross unrealized gain	484,762	147,439
Gross unrealized loss	(43,605,022)	(10,959,558)
Net unrealized security gain (loss)	$(43,120,260)	$(10,812,119)

	Global Bond Fund
Tax cost	$11,964,615
Gross unrealized gain	61,060
Gross unrealized loss	(1,467,008)
Net unrealized security gain (loss)	$(1,405,948)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of other financial instruments, amortization of premium and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2022 were as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Emerging Markets Bond Fund	$300,000	$35,074,992	$300,150	$47,769,154
Emerging Markets Corporate Debt Fund	–	25,958,989	–	26,937,188
Global Bond Fund	1,951,596	4,739,800	1,703,362	5,135,892

*	Includes U.S. Government sponsored enterprise securities.

Notes to Financial Statements (unaudited)(continued)

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Funds did not engage in cross-trades.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2022 (as described in note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

Each Fund entered into futures contracts for the six months ended June 30, 2022 (as described in note 2(h)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default. There is minimal counterparty credit risk to each Fund since centrally cleared credit default swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

The Emerging Markets Bond Fund and Emerging Markets Corporate Debt Fund entered into CPI swaps for the six months ended June 30, 2022 (as described in Note 2(i)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swaps involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on CPI swaps. For the centrally cleared CPI swaps, there is minimal counterparty credit risk to the Fund since these CPI swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared CPI swaps, the clearinghouse guarantees CPI swaps against default.

Global Bond Fund entered into credit default swaps for the six months ended June 30, 2022 (as described in note 2(j)) to hedge credit risk. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of underlying securities within an index or the referenced obligation in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par or the referenced obligation if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap contracts in the Statements of Operations. Each Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. There is minimal counterparty credit risk to each Fund since centrally cleared credit default swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

Notes to Financial Statements (unaudited)(continued)

Emerging Markets Bond Fund entered into interest rate swaps for the six months ended June 30, 2022 (as described in note 2(r)) to economically hedge against interest rate risk. The Fund’s use of interest rate swaps involves the risk that Lord Abbett will not accurately predict expectations of interest rates, and the Fund’s returns could be reduced as a result. There is minimal counterparty credit risk to the Fund since centrally cleared interest rate swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared interest rate swaps, the clearinghouse guarantees interest rate swaps against default.

Emerging Markets Bond Fund entered into options on foreign currencies for the six months ended June 30, 2022 (as described in note 2(k)) to obtain exposure to an issuer (the Reference Entity). The Funds’ use of swaptions and options involves the risk that Lord Abbett will not accurately predict expectations of market value of the Reference Entity, and the Funds’ returns could be reduced as a result. The Funds’ risk of loss from counterparty credit risk is the notional value of the contract.

As of June 30, 2022, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

	Emerging Markets Bond Fund
Asset Derivatives	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Inflation Linked Contracts
Centrally Cleared CPI Swap Contracts(1)	$–	$–	$17
Forward Foreign Currency Exchange Contracts(2)	–	30,194	–
Futures Contracts(3)	372,804	–	–

Liability Derivatives
Centrally Cleared CPI Swap Contracts(1)	–	–	4,695
Futures Contracts(3)	339,322	–	–

	Emerging Markets Corporate Debt Fund
Asset Derivatives	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Inflation Linked Contracts
Centrally Cleared CPI Swap Contracts(1)	$–	$–	$6
Forward Foreign Currency Exchange Contracts(2)	–	10,305	–
Futures Contracts(3)	83,049	–	–

Liability Derivatives
Centrally Cleared CPI Swap Contracts(1)	–	–	2,107
Futures Contracts(3)	60,245	–	–

		Global Bond Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Interest Rate Swap Contracts(1)	$1,109	$–	$–
Forward Foreign Currency Exchange Contracts(2)	–	26,218	–
Futures Contracts(3)	2,175	–	–

Liability Derivatives
Centrally Cleared Credit Default Swap Contracts(1)	–	–	861
Forward Foreign Currency Exchange Contracts(4)	–	82,119	–
Futures Contracts(3)	7,130	–	–

Notes to Financial Statements (unaudited)(continued)

(1)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(2)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(3)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
(4)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Transactions in derivative investments for the fiscal year ended June 30, 2022 were as follows:

Emerging Markets Bond Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	$–	$11,359
Futures Contracts(2)	1,015,288	–
Purchased Options(3)	–	(54,826)
OTC Written Options(4)	–	16,663
CPI/Interest Rate Swaps(5)	2,204	–
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(6)	–	47,097
Futures Contracts(7)	202,269	–
Purchased Options(8)	–	(1,063)
OTC Written Options(9)	–	(16,640)
CPI/Interest Rate Swaps(10)	(4,678)
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(11)	208,814	–
Forward Foreign Currency Exchange Contracts(12)	–	$2,377,825
Futures Contracts(11)	443
Purchased Options(11)	–	357,143
OTC Written Options(11)	–	(357,143)

Emerging Markets Corporate Debt Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	–	$595
Futures Contracts(2)	$183,228	–
CPI/Interest Rate Swaps(5)	$(1,188)	–
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(6)	–	$14,995
Futures Contracts(7)	$140,109	–
CPI/Interest Rate Swaps(10)	$(2,101)
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(11)	96,464	–
Forward Foreign Currency Exchange Contracts(12)	–	$519,000
Futures Contracts(11)	132	–

Notes to Financial Statements (unaudited)(continued)

	Global Bond Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swaps Contracts(5)	–	–	$(15,540)
Forward Foreign Currency Exchange Contracts(1)	–	$(144,162)	–
Futures Contracts(2)	$60,746	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swaps Contracts(10)	–	–	$2,876
Forward Foreign Currency Exchange Contracts(6)	–	$(24,205)	–
Futures Contracts(7)	$2,261	–	–
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(11)	32,000	–	–
Credit Default Swap Contracts(11)	–	–	627,486
Forward Foreign Currency Exchange Contracts(12)	–	$4,096,095	–
Futures Contracts(11)	7	–	–

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2022.
(1)	Statements of Operations location: Net realized gain (loss) on forward foreign currency exchange contracts.
(2)	Statements of Operations location: Net realized gain (loss) on futures contracts.
(3)	Statements of Operations location: Net realized gain (loss) on investments includes options purchased.
(4)	Statements of Operations location: Net change in unrealized appreciation/depreciation on OTC written options.
(5)	Statements of Operations location: Net realized gain (loss) on swap contracts.
(6)	Statements of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(7)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(8)	Statements of Operations location: Net change in unrealized appreciation/depreciation on investments includes options purchased.
(9)	Statements of Operations location: Net change in unrealized appreciation/depreciation on OTC written options.
(10)	Statements of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(11)	Amount represents number of contracts.
(12)	Amount represents notional amounts in U.S. dollars.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by a counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

Notes to Financial Statements (unaudited)(continued)

		Emerging Markets Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$30,194	$–	$30,194
Repurchase Agreements	$10,523,863	$–	$10,523,863
Total	$10,554,057	$–	$10,554,057

	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a	)	Securities Collateral Received(a )	Net Amount(b	)
State Street Bank and Trust.	$29,780	$–	$–		$–	$29,780
Toronto Dominion Bank.	$414	$–	$–		$–	$414
Fixed Income Clearing Corp.	$10,523,863	$–	$–		$(10,523,863)	$–
Total	$10,554,057	$–	$–		$(10,523,863)	$30,194

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Reverse Repurchase Agreements	$126,592	$–	$126,592
Total	$126,592	$–	$126,592

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a	)	Securities Collateral Pledged(a )	Net Amount(c	)
Barclays Capital, Inc.	126,592	–	–		(126,592)	–
Total	126,592	$–	–		$(126,592)	$–

		Emerging Markets Corporate Debt Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	10,305	$–	10,305
Repurchase Agreements	$3,592,979	$–	$3,592,979
Total	$3,603,284	$–	$3,603,284

Notes to Financial Statements (unaudited)(continued)

		Emerging Markets Corporate Debt Fund
	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a	)	Securities Collateral Received(a )	Net Amount(b	)
State Street Bank and Trust.	$10,225	$–	$–		$–	$10,225
Toronto Dominion Bank.	$80	–	–		–	$80
Fixed Income Clearing Corp.	$3,592,979	–	–		$(3,592,979)	–
Total	$3,603,284	–	–		$(3,592,979)	$10,305

		Global Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$26,218	$–	$26,218
Repurchase Agreements	337,416	–	337,416
Total	$363,634	$–	$363,634

	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a	)	Securities Collateral Received(a )	Net Amount(b	)
Bank of America	$2,129	$(2,129)	$–		$–	$–
Goldman Sachs	1,489	$(1,489)	–		–	–
J.P. Morgan	8,916	–	–		–	8,916
State Street Bank and Trust	661	(661)	–		–	–
Toronto Dominion Bank	13,023	$(13,023)	–		–	–
Fixed Income Clearing Corp.	337,416	–	–		(337,416)	–
Total	$363,634	$(17,302)	$–		$(337,416)	$8,916

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$82,119	$–	$82,119
Total	$82,119	$–	$82,119

Notes to Financial Statements (unaudited)(continued)

		Global Bond Fund
	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a	)	Securities Collateral Pledged(a	)	Net Amount(c	)
Bank of America	4,887	$(2,129)	–		–		2,758
Credit Agricole	2,498	–	–		–		2,498
Goldman Sachs	5,330	$(1,489)	–		–		3,841
Morgan Stanley	41,024	–	–		–		41,024
State Street Bank and Trust	10,431	(661)	–		–		9,770
Toronto Dominion Bank	17,949	(1,826)	–		–		16,123
Total	$82,119	$(6,105)	$–		$–		$76,014

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2022.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of June 30, 2022.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and the one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

For the six months ended June 30, 2022, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.275 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 4, 2022, the Participating Funds entered into a Syndicated Facility with various lenders for $1.625 billion whereas SSB participates as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Notes to Financial Statements (unaudited)(continued)

For the six months ended June 30, 2022, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 4, 2022, the Participating Funds party to an additional uncommitted line of credit facility with SSB for $330 million. Under the Bilateral Facility, the Participating Funds are subject to borrowing limit of one-third of fund net assets (if net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions.

For six months ended June 30, 2022, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), which permits certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2022, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on each Fund’s Statement of Operations

The initial collateral received by the Funds are required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the

Notes to Financial Statements (unaudited)(continued)

collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2022, the Funds did not have any securities out on loan.

14.	INVESTMENT RISKS

Each Fund is subject to the risks of investing in securities that are issued by non-U.S. entities, the risks of investing in derivatives, liquidity risk, and the risks from leverage.

Certain instruments in which the Funds may invest may rely in some fashion upon LIBOR. On March 5, 2021 the United Kingdom Financial Conduct Authority (FCA) and LIBOR’s administrator, ICE Benchmark Administration (IBA), announced that most LIBOR settings will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR setting will no longer be published after June 30, 2023. Abandonment of or modification to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments which reference LIBOR and lead to significant short-term and long-term uncertainty and market instability. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, less government regulation, higher transaction costs and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Foreign securities may also be subject to inadequate exchange control regulations and the imposition of economic sanctions or other government restrictions. These risks generally are greater for emerging markets securities. Foreign investments also may be affected by changes in currency rates or currency controls.

The risks associated with derivatives may be different from and greater than the risks associated with directly investing in securities. Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Emerging Markets Bond Fund is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, the Fund may be exposed to greater risk.

Each Fund may invest in swap contracts. Swap contracts are bilateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, swap contracts may involve a small investment of cash compared to the risk assumed, with the result that small changes may produce disproportionate and substantial gains or losses to a Fund.

Each Fund may invest in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than nonconvertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than markets for

Notes to Financial Statements (unaudited)(continued)

stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Each Fund may invest in credit default swap and interest rate swap contracts. Such contracts are subject to the risk that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements. Credit default swaps are subject to the risk and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the swap is based. Interest rate swaps are subject to the risk that Lord Abbett does not correctly anticipate changes in interest rates.

Each Fund may invest in senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities. The senior loans in which a Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

Illiquid securities may lower a Fund’s returns since it may be unable to sell these securities at its desired time or price. To the extent illiquid securities can be sold, a Fund may have to do so at disadvantageous prices in order to meet requests for the redemption of Fund shares.

Leverage, including borrowing, may increase volatility in a Fund by magnifying the effect of changes in the value of each Fund’s holdings. The use of leverage may cause investors in a Fund to lose more money in adverse environments than would be the case in the absence of leverage.

Each Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which a Fund invests, including interest rate risk. When interest rates rise, the prices of debt securities and an investment in a Fund are likely to decline. In times of economic uncertainty, high-yield debt securities (“lower-rated bonds” or “junk bonds”) may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with junk bonds. A default, or concerns in the market about an increase in risk of default, may result in losses to a Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Each Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae’’), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, each Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The mortgage-related and asset-backed securities in which a Fund may invest may be particularly sensitive to changes in prevailing interest rates, economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When

Notes to Financial Statements (unaudited)(continued)

interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. Alternatively, rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage related security.

The cost of a Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period, and the market conditions prevailing. Foreign currency exchange rates may fluctuate significantly over short periods of time. Each Fund’s use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Funds that are denominated in those currencies.

The securities markets of developing or emerging countries tend to be more vulnerable to economic, political and social instability, less liquid, are especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries.

Bonds issued or guaranteed by foreign governments and governmental entities (commonly referred to as “sovereign debt”) are subject to the risk that such governments or entities are unable or unwilling to make interest payments and/or repay the principal owed. Emerging Markets Corporate Debt Fund may have limited recourse in such instances.

The Funds believe that their investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. However, there can be no assurance that the U.S. Treasury Department will not issue regulations in the future (possibly with retroactive effect) that would treat some or all of each Fund’s foreign currency gains as nonqualifying income.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent the Funds from implementing its investment strategies and achieving its investment objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments, and negatively impact each Fund’s performance and your investment in each Fund.

These factors, and others, can affect each Fund’s performance.

Notes to Financial Statements (unaudited)(continued)

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Emerging Markets Bond Fund	Six Months Ended June 30, 2022 (unaudited	)	Year Ended December 31, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	81,506	$361,310	814,054	$4,114,832
Converted from Class C*	3,781	15,700	3,826	19,412
Reinvestment of distributions	53,292	232,332	99,752	506,408
Shares reacquired	(628,549)	(2,881,304)	(743,618)	(3,791,616)
Increase (decrease)	(489,970)	$(2,271,962)	174,014	$849,036
Class C Shares
Shares sold	13,492	$64,448	31,813	$164,354
Reinvestment of distributions	3,644	15,948	6,503	33,209
Shares reacquired	(15,937)	(72,034)	(53,732)	(275,657)
Converted to Class A*	(3,760)	(15,700)	(3,803)	(19,412)
Decrease	(2,561)	$(7,338)	(19,219)	$(97,506)
Class F Shares
Shares sold	13,601	$62,117	166,209	$857,679
Reinvestment of distributions	9,463	41,449	23,655	120,194
Shares reacquired	(181,640)	(818,277)	(196,275)	(1,001,267)
Decrease	(158,576)	$(714,711)	(6,411)	$(23,394)
Class F3 Shares
Shares sold	8,121	$35,945	208,310	$1,064,605
Reinvestment of distributions	6,396	27,984	9,743	49,269
Shares reacquired	(98,639)	(425,701)	(46,733)	(237,272)
Increase (decrease)	(84,122)	$(361,772)	171,320	$876,602
Class I Shares
Shares sold	121,908	$556,100	522,783	$2,689,143
Reinvestment of distributions	897,776	3,898,840	1,823,373	9,247,488
Shares reacquired	(1,623,385)	(7,715,571)	(17,565,954)	(88,415,911)
Decrease	(603,701)	$(3,260,631)	(15,219,798)	$(76,479,280)
Class R3 Shares
Shares sold	2,621	$11,467	5,970	$30,385
Reinvestment of distributions	803	3,499	1,542	7,814
Shares reacquired	(13,412)	(58,386)	(3,896)	(19,599)
Increase (decrease)	(9,988)	$(43,420)	3,616	$18,600
Class R4 Shares
Shares sold	3,328	$14,374	2,892	$14,779
Reinvestment of distributions	324	1,402	517	2,619
Shares reacquired	(208)	(919)	(3,839)	(19,265)
Increase (decrease)	3,444	$14,857	(430)	$(1,867)
Class R6 Shares
Shares sold	11,100	$49,190	38,382	$197,419
Reinvestment of distributions	360	1,558	406	2,053
Shares reacquired	(86)	(378)	(17,343)	(89,234)
Increase	11,374	$50,370	21,445	$110,238

Notes to Financial Statements (unaudited)(continued)

Emerging Markets Corporate Debt Fund	Six Months Ended June 30, 2022 (unaudited	)	Year Ended December 31, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	19,546	$272,877	168,667	$2,617,679
Converted from Class C*	2,112	28,258	611	9,441
Reinvestment of distributions	13,798	188,313	24,589	379,136
Shares reacquired	(83,118)	(1,129,093)	(114,391)	(1,762,844)
Increase (decrease)	(47,662)	$(639,645)	79,476	$1,243,412
Class C Shares
Shares sold	3,815	$50,250	14,430	$223,594
Reinvestment of distributions	2,070	28,203	3,622	55,876
Shares reacquired	(6,869)	(96,790)	(18,633)	(288,427)
Converted to Class A*	(2,112)	(28,258)	(611)	(9,441)
Decrease	(3,096)	$(46,595)	(1,192)	$(18,398)
Class F Shares
Shares sold	560,529	$8,022,460	1,607,335	$24,882,901
Reinvestment of distributions	88,569	1,210,851	145,660	2,246,033
Shares reacquired	(1,674,849)	(22,419,909)	(887,111)	(13,715,920)
Increase (decrease)	(1,025,751)	$(13,186,598)	865,884	$13,413,014
Class I Shares
Shares sold	1,496,053	$20,702,740	205,147	$3,154,390
Reinvestment of distributions	21,932	296,284	9,562	147,072
Shares reacquired	(212,230)	(2,823,150)	(35,305)	(544,332)
Increase	1,305,755	$18,175,874	179,404	$2,757,130
Class R3 Shares
Shares sold	298	$4,122	5,257	$81,321
Reinvestment of distributions	121	1,649	91	1,391
Increase	419	$5,771	5,348	$82,712
Class R4 Shares
Shares sold	37	$539	141	$2,206
Reinvestment of distributions	4	58	18	271
Shares reacquired	(590)	(7,986)	(2)	(34)
Increase (decrease)	(549)	$(7,389)	157	$2,443
Class R5 Shares
Shares sold	–	$–	648	$10,003
Reinvestment of distributions	29	400	281	4,359
Shares reacquired	(3)	(43)	(16,621)	(256,051)
Increase (decrease)	26	$357	(15,692)	$(241,689)
Class R6 Shares
Shares sold	14,033	$186,659	1,610	$24,921
Reinvestment of distributions	292	3,934	374	5,768
Shares reacquired	(1,275)	(18,612)	(489)	(7,568)
Increase	13,050	$171,981	1,495	$23,121

Notes to Financial Statements (unaudited)(concluded)

Global Bond Fund	Six Months Ended June 30, 2022 (unaudited	)	Year Ended December 31, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	8,572	$76,264	61,934	$636,838
Converted from Class C*	–	–	75	762
Reinvestment of distributions	1,178	10,498	3,225	32,540
Shares reacquired	(1,939)	(17,626)	(21,592)	(219,493)
Increase	7,811	$69,136	43,642	$450,647
Class C Shares
Shares sold	–	$–	5,623	$58,515
Reinvestment of distributions	56	502	222	2,234
Shares reacquired	(2,598)	(23,724)	–	–
Converted to Class A*	–	–	(75)	(762)
Increase (decrease)	(2,542)	$(23,222)	5,770	$59,987
Class F Shares
Shares sold	1,542	$14,560	40,633	$419,246
Reinvestment of distributions	50	446	591	6,076
Shares reacquired	(1,590)	(14,580)	(26,527)	(271,751)
Increase	2	$426	14,697	$153,571
Class R3 Shares
Shares sold	3,681	$33,593	3,429	$33,745
Reinvestment of distributions	43	380	1	7
Shares reacquired	(3,074)	(28,066)	–	–
Increase	650	$5,907	3,430	$33,752
Class R4 Shares
Reinvestment of distributions	–	–	43	454
Shares reacquired	–	–	(1,955)	(20,238)
Decrease	–	$–	(1,912)	$(19,784)
Class R6 Shares
Shares sold	682	$6,182	7,273	$75,387
Reinvestment of distributions	88	785	208	2,102
Shares reacquired	(31)	(287)	(5,940)	(59,880)
Increase	739	$6,680	1,541	$17,609

*	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted.

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). The Board approved the Agreement at a meeting held on November 11-12, 2021 (the “November Meeting”) and again at a meeting held on January 26-27, 2022 (the “January Meeting”) in order to reset the date for consideration of future approvals. In connection with its approval at the November and January Meetings, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of an appropriate benchmark; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund (in the case of Emerging Markets Corporate Debt Fund and Global Bond Fund); and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund. At the January Meeting, the Board also considered Lord Abbett’s representation that there were no material changes to Lord Abbett, the Distributor, the Fund, or to the nature, extent, and quality of the services provided to the Fund by Lord Abbett and the Distributor since the November Meeting.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Approval of Advisory Contract (continued)

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and an appropriate benchmark as of various periods ended June 30, 2021. As to Emerging Markets Bond Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, five- and ten-year periods. As to Emerging Markets Corporate Debt Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three- and five-year periods. As to Global Bond Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period. The Board took into account changes to each of Emerging Markets Bond Fund’s and Emerging Markets Corporate Debt Fund’s portfolio management team. The Board also considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how the expense level of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each Fund, the Board observed that the net total expense ratio of the Fund was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by, and expense level of, each Fund were reasonable in light of all of the factors it considered and supported the continuation of the Agreement on behalf of each Fund.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Approval of Advisory Contract (concluded)

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered each Fund’s existing management fee schedule, with one or more contractual breakpoints in the level of management fee, and with respect to each of the Emerging Markets Corporate Debt Fund and the Global Bond Fund, the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of each Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the May 17-18, 2022 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period April 1, 2021 through March 31, 2022. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: no Fund breached its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Global Fund, Inc. Lord Abbett Emerging Markets Bond Fund Lord Abbett Emerging Markets Corporate Debt Fund Lord Abbett Global Bond Fund	LAGF-3 (08/22)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Schedule of Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 24, 2022

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer

Date: August 24, 2022